Registration No. 33-11158

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                     POST-EFFECTIVE AMENDMENT NO. 18


                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                     OF SECURITIES OF UNIT INVESTMENT TRUST

                            REGISTERED ON FORM N-8B-2



ALLIANZ LIFE VARIABLE ACCOUNT A

-------------------------------
(Exact Name of Trust)


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

-----------------------------------------------
(Name of Depositor)


1750 Hennepin Avenue, Minneapolis, MN                55403-2195
-----------------------------------------------      ----------
(Address of Depositor's Principal Executive Offices) (Zip Code)


Name and Address of Agent for Service
-------------------------------------
Stewart D. Gregg
Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403-2195

Copies to:
Stewart D. Gregg
Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403-2195
(763) 765-2913


Title and amount of Securities being Registered:

    Individual Flexible Premium Variable Life Insurance Policies


It is proposed that this filing will become effective:

     ___  immediately  upon filing  pursuant to paragraph(b) of Rule 485
     _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on (date) pursuant  to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

    [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                    CROSS REFERENCE TO ITEMS REQUIRED

                            BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION ON PROSPECTUS
-----------                           ---------------------
1                                     The Company, The Separate Account
2                                     The Company
3                                     Not Applicable
4                                     Distributors
5                                     The Variable Account
6(a)                                  Not Applicable
 (b)                                  Not Applicable
9                                     Not Applicable
10                                    Purchases
11                                    Investment Choices
12                                    Investment Choices
13                                    Expenses
14                                    Purchases
15                                    The Separate Account
16                                    Investment Choices
17                                    Policy Account, Transfers
18                                    Purchases
19                                    Not Applicable
20                                    Not Applicable
21                                    Not Applicable
22                                    Not Applicable
23                                    Not Applicable
24                                    Not Applicable
25                                    The Company
26                                    The Company
27                                    The Company
28                                    The Company
29                                    The Company
30                                    The Company
31                                    Not Applicable
32                                    Not Applicable
33                                    Not Applicable
34                                    Not Applicable
35                                    The Company
37                                    Not Applicable
38                                    Distributors
39                                    Distributor
40                                    Not Applicable
41(a)                                 Distributor
42                                    Not Applicable
43                                    Not Applicable
44                                    Purchases
45                                    Not Applicable
46                                    Policy Account, Transfers
47                                    Not Applicable
48                                    Not Applicable
49                                    Not Applicable
50                                    Not Applicable
51                                    The Company
52                                    Investment Choices
53                                    Taxes, Federal Tax Status
54                                    Financial Statements
55                                    Not Applicable


                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------



This prospectus describes the Allianz ValueLife Flexible Premium Variable Life Insurance Policy offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.

The policy is a variable benefit policy. We have designed the policy for use in estate and retirement planning and other insurance needs of individuals.

You, the policyowner, have a number of investment choices in the policy. These investment choices include a fixed account (which is part of our general account) as well as variable options. Each variable option invests in a portfolio of the corresponding fund company listed below. When you buy a policy and allocate funds to the variable options you are subject to investment risk. This means that the value of your Policy Account may increase and decrease depending upon the investment performance of the variable option(s) you select. Under some circumstances, the death benefit and the duration of the policy will also increase and decrease depending upon investment performance.

The following portfolios are currently available with the policy:


AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Money Market Fund
Franklin Natural Resources Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Funds - 2005 and 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund
Templeton Developing Markets Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund
Templeton International Smaller Companies Fund

THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:
USAllianz Aggressive Growth Fund1
USAllianz American Growth Fund2
USAllianz Capital Growth Fund1
USAllianz Comstock Fund3
USAllianz Growth and Income Fund3
USAllianz Strategic Growth Fund2
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio


1 Fund is sub-advised by Van Kampen Investment Advisory Corp.
2 Fund is sub-advised by Fred Alger Management, Inc.
3 Fund is sub-advised by Van Kampen Asset Management, Inc.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Allianz ValueLife Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission (SEC) maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

THE POLICY:

O IS NOT A BANK DEPOSIT

O IS NOT FEDERALLY INSURED

O IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

THE POLICY IS SUBJECT TO INVESTMENT RISK. YOU MAY BE SUBJECT TO LOSS OF
PRINCIPAL.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the policies. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Date: May 1, 2001

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SPECIAL TERMS                                         4

SUMMARY                                               5

The Variable Life Insurance Policy                    5
Purchases                                             5
Investment Choices                                    5
Expenses                                              5
Death Benefit                                         6
Taxes                                                 6
Access to Your Money                                  7
Other Information                                     7
Inquiries                                             7

PART I
THE VARIABLE LIFE INSURANCE POLICY                    8
PURCHASES                                             8
Premiums                                              8
Application For a Policy                              8
Planned Periodic Premiums                             8
Unscheduled Premiums                                  8
Grace Period                                          8
Reinstatement                                         9
Allocation of Premium                                 9
Policy Account                                       10
Method of Determining your Policy Account
   Allocated to a Variable Option                    10
Your Cash Value, Net Cash Value                      10
Our Right to Reject or Return a Premium Payment      10

INVESTMENT CHOICES                                   10
Substitution and Limitations on Further Investments  12
Transfers                                            12
Dollar Cost Averaging                                13

EXPENSES                                             13
Mortality and Expense Risk Charge                    13
Administrative Charges                               13
Insurance Risk Charges                               13
Charges for Additional Benefit Riders                14
Surrender Charges                                    14
Partial Surrender Fee                                15
Premium Fee                                          15
Transfer Fee                                         15
Income Tax Charge                                    15
Fund Annual Expenses                                 16

DEATH BENEFIT                                        18
Change in Death Benefit                              18
Change in Face Amount of Insurance                   18
Guaranteed Death Benefit Rider                       19
Accelerated Death Benefit Rider                      19

TAXES                                                19
Life Insurance in General                            20
Taking Money Out of Your Policy                      20
Diversification                                      20

ACCESS TO YOUR MONEY                                 20
Policy Loans                                         20
Loan Interest Charged                                21
Loan Limit                                           21
Security                                             21
Restrictions on Making Loans                         21
Repaying Policy Debt                                 21
Partial Surrenders                                   21
Full Surrenders                                      22


OTHER INFORMATION                                    22
Illustration of Policy Values                        22
Performance                                          23
Specialized Uses of the Policy                       23
The Company                                          23
The Separate Account                                 23
Distributor                                          23
Suspension of Payments or Transfers                  24
Ownership                                            24

PART II
Executive Officers And Directors                     25
Voting                                               26
Disregard of Voting Instructions                     26
Legal Opinions                                       26
Our Right to Contest                                 26
Federal Tax Status                                   26
Reports to Owners                                    29
Privacy Notice                                       29
Legal Proceedings                                    30
Experts                                              30
Financial Statements                                 30
APPENDIX A - Illustration of Policy Values          A-1
APPENDIX B - Performance                            B-1

SPECIAL TERMS
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policy, certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition. For the remainder, we believe that you will find an adequate discussion in the text. The page indicated below is where we believe you will find the best explanation for the word or term. These words or terms are in italics on the indicated page.

ANNUAL GUARANTEED COVERAGE PREMIUM. Your Annual Guaranteed Coverage Premium is equal to twelve times the Guaranteed Coverage Premium.

CASH VALUE. Your Policy Account minus the surrender charge.

FACE AMOUNT OF INSURANCE. The amount of coverage chosen by you. This amount is used to determine the death benefit. The minimum Face Amount of Insurance is $100,000.

GUARANTEED COVERAGE PREMIUM. Your Guaranteed Coverage Premium is a monthly target premium amount which will vary by the issue age, sex and underwriting classification of the insured as well as the amount and type of coverage. There is a distinct Guaranteed Coverage Premium for the base policy and for each rider attached to the base policy.

INSURANCE RISK AMOUNT. The excess of the death benefit over the value of your Policy Account.

NET CASH VALUE. The Cash Value of your Policy minus any Policy Debt you may have outstanding.

POLICY ACCOUNT. The sum of any amounts you may have in the fixed account and in the variable options you have selected.

POLICY DEBT. The total of any outstanding loans you have made on your policy, including interest paid in advance for the current policy year.

SURRENDER CHARGE PREMIUM. The Surrender Charge Premium is equal to the Annual Guaranteed Coverage Premium for a base policy death benefit coverage on a person insured as a standard risk. The Surrender Charge Premium will vary with the issue age, sex and smoking clarification of the insured as well as the face amount of the base policy.

TOTAL GUARANTEED COVERAGE PREMIUM. The Total Guaranteed Coverage Premium is the sum of the Guaranteed Coverage Premium of the base policy and the Guaranteed Coverage Premium of any riders attached to the base policy. During the first 10 years after the policy is issued the Total Guaranteed Coverage Premium is used in the Calculation of the Minimum Required Premium to keep the policy in force regardless of fund performance.

                                           Page
                                           ----
beneficiary, contingent beneficiary........  24
business day...............................  10
insured....................................  18
issue date.................................   9
maturity benefit...........................  24
maturity date..............................  24
monthly anniversary........................   9
owner......................................  24
policy month...............................   9
policy year, policy anniversary............   9
reallocation date..........................   7

The Prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this Prospectus which discuss the topics in more detail. Part II contains even more detailed information.


SUMMARY


1. THE VARIABLE LIFE
     INSURANCE POLICY
--------------------------------------------------------------------------------


The Allianz ValueLife variable life insurance policy is a contract between you, the owner, and us, an insurance company. The policy provides for the payment of a death benefit to your selected beneficiary upon the death of the insured. This death benefit is distributed free from federal income taxes. The policy can be used as part of your estate planning or used to save for retirement. The insured is the person you chose to have his or her life insured under the policy. You, the owner, can also be the insured, but you do not have to be.

The policy described in this prospectus is a flexible premium variable life insurance policy. The policy is "flexible" because:

o the frequency and amount of premium payments can vary;

o you can choose between death benefit options; and

o you can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

The policy is "variable" because the Policy Account, when allocated to the variable options, may increase or decrease depending upon the investment results of the selected variable options. Under certain circumstances, the death benefit and the duration of your policy may also vary.

During the life of the insured, you can surrender the policy for all or part of its Net Cash Value. You may also obtain a policy loan, using the Policy Account as security.

We make available a number of riders to meet a variety of your estate planning needs. See the "Death Benefit" section for a description of the guaranteed death benefit rider and the accelerated benefit rider.


2. PURCHASES
--------------------------------------------------------------------------------


You purchase the policy by completing the proper forms. Your registered representative can help you complete the forms. In some circumstances, we may contact you for additional information regarding the insured. We may require the insured to provide us with medical records, physicians' statements or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the face amount you request. The policy is designed for the payment of subsequent premiums. You can establish planned periodic premiums. The minimum subsequent premium that we accept is $25 ($50 in Maryland).


3. INVESTMENT CHOICES
--------------------------------------------------------------------------------



You can put your money in the fixed account or in as many as 39 variable options. The variable options invest in portfolios of AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust, The Prudential Series Fund, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust. The portfolios available under the policy are described fully in Part I and in the accompanying fund prospectuses.



4. EXPENSES
--------------------------------------------------------------------------------


We make certain deductions from your premiums, your Policy Account and from the variable options. These deductions are made for premium fees, mortality and expense risks, administrative expenses, sales charges and for providing life insurance protection. There are also operating expenses of the portfolios. These deductions are summarized as follows:

CHARGE FOR PREMIUM FEES. This charge is for state and local premium taxes (in states which charge a premium tax). It is also used to pay for other expenses associated with premium collection. The charge is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates our average expenses associated with premium collection.

MORTALITY AND EXPENSE RISK CHARGE. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average daily Policy Account value and is deducted each business day. The current risk charge is 0.60%.

ADMINISTRATIVE CHARGES. These charges are equal to:

1) .15%, on an annual basis, of your average Policy Account value and is deducted each business day; plus

2) $20 per policy month for the first policy year, and $9 per policy month guaranteed thereafter. Currently, the charge is $5 per policy month after the first policy year. These amounts are deducted from your Policy Account on the monthly anniversary date. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial Face Amount plus the requested Face Amount increases.

CHARGES FOR ADDITIONAL BENEFIT RIDERS. The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.

INSURANCE RISK CHARGE. On each monthly anniversary date, we deduct from your Policy Account the cost of insurance for the next policy month. This charge provides death benefit protection.

SURRENDER CHARGES. A surrender charge may be deducted in the event you make a full or partial surrender of your Policy Account. The surrender charges contain: a deferred administrative expense and a deferred sales load. The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years, then grades to zero over policy years 4 through 13. The deferred sales load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP:

             YEARS           % OF SCP
             ------------------------
               1-8              65%
                9               60%
               10               55%
               11               44%
               12               33%
               13               22%
               14               11%
               15               0%

The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit for a life insured at standard risk. The SCP will vary with the issue age, sex, and smoking classification of the insured, and the face amount of the base policy.

PARTIAL SURRENDER FEE. If you surrender only a portion of the Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. The fee is currently equal to the lesser of $25 or 2% of the partial surrender amount you take out of the policy.

You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

TRANSFER FEE. You may transfer values from one variable option to another, or to or from the fixed account. The first 12 transfers in a policy year are free. The fee for each additional transfer is the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not currently counted.

OTHER EXPENSES. There are deductions from and operating expenses paid out of the assets of the portfolios of the funds.


5. DEATH BENEFIT
--------------------------------------------------------------------------------


The amount of the death benefit depends on:

o the Face Amount of Insurance of your policy;

o the death benefit option in effect at the time of death; and

o under some circumstances, the value of your Policy Account.

There are two death benefit options: Option A and Option B. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or your Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount of Insurance in effect plus the Policy Account or the Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is variable.

Under certain circumstances you can change death benefit options. You can also change the Face Amount of Insurance under certain circumstances.

At the time of application for a policy, you designate a beneficiary. The beneficiary is the person or persons who will receive the death proceeds. You can change your beneficiary unless you have designated an irrevocable beneficiary. The beneficiary does not have to be a natural person.


6. TAXES
--------------------------------------------------------------------------------


Your policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the policy should be excludable from the gross income of your beneficiary. Any earnings in your policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can terminate your policy at any time and we will pay you the Net Cash Value. At any time during the insured's life and before your policy has terminated, you may surrender a part of your Net Cash Value subject to the requirements of the policy. When you terminate your policy or make a partial surrender, a surrender charge may be assessed. Also, when you make a partial surrender we assess a partial surrender fee of $25 or 2% of the partial surrender amount, whichever is less. Once each policy year, on a non-cumulative basis, you may make a free partial surrender up to 10% of your unloaned Policy Value.

You can also borrow some of your Policy Value.


8. OTHER INFORMATION
--------------------------------------------------------------------------------


FREE LOOK. You can cancel the policy within 20 days after you receive it (or whatever period is required in your state) or the 45th day after you sign your application. We will refund all premiums paid less any Policy Debt. During the underwriting process, we will allocate your initial net premium to the Franklin Money Market Fund until the reallocation date, which occurs 30 days after the policy is released to an active status in our processing system. After that, we will invest your Policy Account value and any subsequent premiums as you requested.


PURCHASING CONSIDERATIONS. The policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the variable options.

The policy offers the following to individuals:

o create or conserve one's estate;

o supplement retirement income; and

o access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the policy described in this prospectus is appropriate.

Also, you should carefully consider whether the policy should be used to replace an existing policy on the life of the insured.

ADDITIONAL FEATURES. The following additional features are offered:

 o You can arrange to have a regular amount of money automatically transferred from the Franklin Money Market Fund or the Franklin U.S. Government Fund to selected variable options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.

 o If the insured becomes terminally ill, we will pay you a portion of the death benefit. We call this feature the accelerated death benefit rider.

 o If you pay a certain required premium, we guarantee that the policy will not lapse even if your Policy Account value is not sufficient to cover the monthly deductions. We call this feature the guaranteed minimum death benefit rider.

 o We also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.


9. INQUIRIES
--------------------------------------------------------------------------------


If you need more information about buying a policy, please contact us at:


          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, Minnesota 55403
          (800) 542-5427

If you need policyowner service (such as changes in policy information, inquiry into Policy Account values, or to make a loan), please contact us at our service center:

          Allianz Life ValueLife Service Center
          300 Berwyn Park
          P.O.Box 3031
          Berwyn, Pennsylvania 19312-0031
          (800) 336-0320

PART I

1. THE VARIABLE LIFE
INSURANCE POLICY
--------------------------------------------------------------------------------


The Allianz ValueLife variable life insurance policy is a contract between you, the owner, and us, an insurance company. This kind of policy is most commonly used for retirement planning and/or estate planning.

The policy provides for life insurance coverage on the insured. It has Policy Account values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the policy is a variable life insurance policy, the value of your policy will increase or decrease depending upon the investment experience of the variable option(s) you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying portfolios. To the extent you select any of the variable options, you bear the investment risk. If your Net Cash Value is insufficient to pay the monthly deductions, the policy may terminate. However, if you have paid the Guaranteed Coverage Premium and have not taken out a loan, your policy will not lapse even if your Net Cash Value is insufficient to pay the monthly deductions.

Because the policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named beneficiary. When the insured dies, the death proceeds are paid to your beneficiary. These proceeds should be excludable from the gross income of the beneficiary, however estate taxes may apply. The tax-free death proceeds makes this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the policy or make a total or partial surrender.


2. PURCHASES
--------------------------------------------------------------------------------


PREMIUMS

We will issue you your policy only after you pay the initial premium. Before we send out the policy, the application must be in good order as determined by our administrative rules and be approved for issue by underwriting.

The policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

APPLICATION FOR A POLICY

In order to purchase a policy, you must submit an application to us that requests information about the proposed insured. In some cases, we will ask for additional information. We may request that the insured provide us with medical records, a physician's statement or possibly require other medical tests.

PLANNED PERIODIC PREMIUMS

The policy is designed to allow you to make subsequent premium payments. You can elect to make planned periodic premium payments. Planned periodic premiums may be paid annually, semi-annually, quarterly or monthly. You select the planned periodic premium and payment interval at the time of application. You may change the amount and frequency of premiums. We have the right to limit the amount of any increase. Each premium after the initial premium must be at least $25 ($50 in Maryland). Except in Maryland, we may increase this minimum amount 90 days after we send you a written notice to that effect.

UNSCHEDULED PREMIUMS

You can make additional unscheduled premium payments at any time while the policy is in force. However, in order to preserve the favorable tax status of the policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the U.S. tax laws.

GRACE PERIOD

When a policy is about to terminate, under some circumstances, the policy provides a grace period in order for you to make a premium payment or a loan repayment in order to keep your policy in force.

During the first 10 policy years (5 years in Massachusetts), a grace period will begin on your monthly anniversary date when:

o your Net Cash Value is not large enough to cover the monthly deduction made on that date; and

o your adjusted premium payments are less than your accumulated Guaranteed Coverage Premiums.

Your adjusted premium payments as of the monthly anniversary date equal:

o the total of your premium payments received by us; minus

o any partial surrenders you have made to date; minus

o any Policy Debt.

Your accumulated Guaranteed Coverage Premiums as of the monthly anniversary date equal:

o the total Guaranteed Coverage Premium; multiplied by

o one plus the number of months the policy has been in force as of that monthly anniversary date.

If you have not had the same total Guaranteed Coverage Premium in effect every month, your accumulated Guaranteed Coverage Premiums will be based on the different premiums that were in effect and the number of months for which each applied.

During the first 10 policy years (5 years in Massachusetts), the premium payment that you need to make to keep your policy from terminating at the end of the grace period is the lesser of:

o three monthly deductions; or

o the accumulated Guaranteed Coverage Premiums for the monthly anniversary date when the grace period began minus adjusted premium payments as of that date.

After the first 10 policy years (5 years in Massachusetts), a grace period will begin on the monthly anniversary date when your Net Cash Value is not large enough to cover the monthly deductions to be made on that date.

After the first 10 policy years (5 years in Massachusetts), the premium required to keep the Policy from terminating at the end of a grace period equals three monthly deductions.

When your policy is in a grace period, we will continue the policy for 61 days. If your insured dies during a grace period, we will deduct the premium that would have been required to keep your policy from terminating from the amount we would otherwise pay out.

Your policy will terminate without value at the end of a grace period unless we receive a premium payment during the grace period large enough to keep your policy from terminating at the end of that grace period.

We will notify you in writing at least 31 days before a grace period ends. This notice will show how much must be paid to keep the policy from terminating. We send notices to the last address you have given us.

Your first policy year starts on the day the coverage is effective under your policy. We call that date the issue date. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your first policy month starts on the issue date. Future policy months start on the same day in each subsequent month. We call that date a monthly anniversary.

REINSTATEMENT

If your policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your policy you must:

o submit an application for reinstatement;

o submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the latest Face Amount of Insurance portion then in effect;

o pay or agree to reinstatement of any Policy Debt; and

o pay the premium required to reinstate the policy.

The premium required to reinstate the policy equals the total of the following amounts:

o the amounts that would have been required for the policy to continue in force without entering into a grace period for each month during the grace period; and

o the amount that will be required for the policy to continue in force without entering a grace period for the next 3 months after the reinstatement date.

The reinstatement date is the monthly anniversary date on or following the day we approve the application for reinstatement. The Policy Account on the reinstatement date is equal to the Policy Account on the monthly anniversary date when the grace period ended. The surrender charge on the reinstatement date is equal to the surrender charge on the monthly anniversary date when the grace period ended.

The policy may not be reinstated after:

o it has been surrendered for its Net Cash Value;

o the insured's death; or

o the maturity date.


ALLOCATION OF PREMIUM

Your premium is allocated to the fixed account or one or more of the variable options, as selected by you. Prior to the reallocation date, the initial premium is allocated to the Franklin Money Market Fund.

On the reallocation date, the Policy Account is allocated to the fixed account and/or the variable options in accordance with your selections. This allocation is not subject to the transfer fee provision (see "transfer fee"). However, we reserve the right to limit the number of investment choices (the variable options and the fixed account) that you may invest in at any one time. Currently, you may invest in a maximum of 10 investment choices (which include the fixed account and any variable option you select) at any one time throughout the life of the policy.

POLICY ACCOUNT

On the issue date, the value of your Policy Account is:

o your initial premium less the charge for premium fees, less the initial insurance risk charge and less the initial charge for any additional benefit riders; minus

o the monthly deduction for the first policy month.

After the reallocation date the Policy Account equals the sum of the policy amounts in the fixed account and in the variable options you have selected.


METHOD OF DETERMINING YOUR POLICY ACCOUNT ALLOCATED TO A VARIABLE OPTION

The value of your policy will go up or down depending upon the investment performance of the variable option(s) you choose and the charges and deductions made against your Policy Account. In order to keep track of the value of your Policy Account, we use a unit of measure we call a valuation unit. (A valuation unit works like a share of a mutual fund.)

Every business day we determine the value of the valuation unit for each variable option by multiplying the Accumulation Unit Value for the previous period by a factor for the current period. The factor is determined by:

o dividing the value of a portfolio at the end of the current period by the value of a portfolio for the previous period; and

o multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a valuation unit may go up or down from day to day.

When you make a premium payment, we credit your policy with valuation units. The number of valuation units credited is determined by dividing the amount of premiums allocated to the variable option by the value of the valuation unit for that variable option.

When we assess any charges we do so by deducting valuation units from your policy. When you take a loan we reduce the number of the valuation units in your policy and transfer the amount to the fixed account.

Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time.

YOUR CASH VALUE, NET CASH VALUE

Your Cash Value equals:

o your Policy Account; minus

o the surrender charges.

Your Net Cash Value equals:

o the Cash Value; minus

o any Policy Debt you may have incurred.

During your insured's life, you may:

o take loans based on the Cash Value;

o make partial surrenders; or

o surrender the policy for its Net Cash Value.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make a distribution to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your policy to become a Modified Endowment Contract (MEC), we will contact you prior to applying the premium to your policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.


3. INVESTMENT CHOICES
--------------------------------------------------------------------------------



The policy offers variable options which invest in portfolios of AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust, The Prudential Series Fund, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust. The policy also offers a fixed account of Allianz Life. Additional portfolios may be available in the future.

PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING FUND PROSPECTUSES CAREFULLY BEFORE INVESTING. The funds invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, a portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow. The operation of the funds and the various risks associated with the funds are described in the accompanying fund prospectuses.

AIM Variable  Insurance Funds,  Franklin  Templeton  Variable Insurance Products
Trust, The Prudential Series Fund, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust are the mutual funds underlying the policy. Each portfolio has its own investment objective.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your policy.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.


Investment advisers and sub-advisers for each portfolio are listed in the table below. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.




The following is a list of the Portfolios available under the policy and the investment advisers and sub-advisers for each portfolio:

AVAILABLE PORTFOLIOS                                INVESTMENT ADVISERS                         INVESTMENT SUB-ADVISERS
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund                                AIM Advisors, Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund          Franklin Advisers, Inc.
Franklin Global Communications Securities Fund      Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund         Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund          Franklin Advisers, Inc.
Franklin High Income Fund                           Franklin Advisers, Inc.
Franklin Income Securities Fund                     Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund           Franklin Advisers, Inc.
Franklin Money Market Fund                          Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund          Franklin Advisers, Inc.
Franklin Real Estate Fund                           Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund           Franklin Advisory Services, Inc.
Franklin S&P 500 Index Fund                         Franklin Advisers, Inc.
Franklin Small Cap Fund                             Franklin Advisers, Inc.
Franklin Technology Securities Fund                 Franklin Advisers, Inc.
Franklin U.S. Government Fund                       Franklin Advisers, Inc.
Franklin Value Securities Fund                      Franklin Advisory Services, Inc.
Franklin Zero Coupon Funds - 2005 and 2010          Franklin Advisers, Inc.
Mutual Discovery Securities Fund
  (capital appreciation)                            Franklin Mutual Advisers, Inc.
Mutual Shares Securities Fund
  (capital appreciation with
   Income as a secondary goal)                      Franklin Mutual Advisers, Inc.
Templeton Asset Strategy Fund                       Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund        Templeton Asset Management Ltd.
Templeton Global Income Securities Fund             Franklin Advisers, Inc.
Templeton Growth Securities Fund                    Templeton Global Advisors Limited
Templeton International Securities Fund             Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund      Templeton Investment Counsel, Inc.


THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio          Prudential Investments Fund Management LLC  Jennison Associates LLC
SP Strategic Partners Focused Growth Portfolio      Prudential Investments Fund Management LLC  Jennison Associates LLC

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz Aggressive Growth Fund                    USAllianz Advisers, LLC                     Van Kampen Investment Advisory Corp.
USAllianz American Growth Fund                      USAllianz Advisers, LLC                     Fred Alger Management, Inc.
USAllianz Capital Growth Fund                       USAllianz Advisers, LLC                     Van Kampen Investment Advisory Corp.
USAllianz Comstock Fund                             USAllianz Advisers, LLC                     Van Kampen Asset Management Inc.
USAllianz Growth and Income Fund                    USAllianz Advisers, LLC                     Van Kampen Asset Management Inc.
USAllianz Strategic Growth Fund                     USAllianz Advisers, LLC                     Fred Alger Management, Inc.
USAllianz VIP Diversified Assets Fund               Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                     Allianz of America, Inc.
USAllianz VIP Growth Fund                           Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio            Van Kampen Asset Management, Inc.


Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with Allianz Life. Certain funds may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangement under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services, which it provides to the portfolios.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS


We may substitute one of the variable options you have selected with another variable option. We will not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to a variable option if marketing or tax considerations or investment considerations warrant.


TRANSFERS

At your request, we will transfer amounts from your Policy Account in any variable option to another variable option, or to the fixed account. The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500) or the total value in that variable option. You may transfer on any policy anniversary an amount from the unloaned value in the fixed account to one or more variable options.

However, transfers out of the fixed account can be made only if:

o we receive the request at least 30 days before that policy anniversary; and

o the amount requested is not more than the greater of 25% of the unloaned value in the fixed account on that anniversary or the minimum transfer amount.

We will not transfer more than the unloaned value from the fixed account. The minimum amount that we will transfer from the fixed account on any policy anniversary is the lesser of the minimum transfer amount, currently $500, or the unloaned value in the fixed account on that date.

You can make 12 transfers in a policy year without charge. We may charge a transfer fee for additional transfers in a policy year. The current transfer fee is the lesser of $25 or 2% of the amount transferred. You may tell us how much of the transfer fee is to come from the unloaned value in the fixed account and from the values in each of the variable options. If you do not tell us, we will make a deduction proportionally based on the relation the unloaned values in the fixed account and the value in the variable options have to the total unloaned value in the Policy Account.

We have not designed this policy or the underlying portfolios for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. Such activity may be disruptive to a portfolio.

You may elect to make transfers by telephone. To elect this option, you must do so in writing. If there are joint owners, the instructions will be accepted from either one of the joint owners unless you inform us otherwise. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a program which enables you to transfer specified dollar amounts each month or quarter from the Franklin Money Market Fund or the Franklin U.S. Government Fund to other portfolios (maximum of 8) at regular intervals. By allocating on a regularly scheduled basis, you may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for a period of 12 to 36 months. The minimum amount that can be transferred is $500 (monthly) or $1,500 (quarterly). All dollar cost averaging transfers are made effective the 10th of the month (or the next business day if the 10th of the month is not a business day). You can elect to participate in this program at any time by:

o properly completing the Dollar Cost Averaging election form;

o returning it to us by the first of the month (to be effective that month); and

o insuring that sufficient value is in either the Franklin Money Market Fund or the Franklin U.S. Government Fund.

Dollar Cost Averaging will terminate when any of the following occurs:

1) the number of designated transfers has been completed;

2) you do not have enough money in the Franklin Money Market Fund or the Franklin U.S. Government Fund to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request termination in writing and the writing is received by the first of the month; or

4) your policy is terminated.

There is no current charge for Dollar Cost Averaging but we reserve the right to charge for this program in the future.


4. EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. The charges and expenses are:

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge from each variable option each business day. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average daily Policy Account value. The current risk charge is equal to 0.60%.

This risk charge compensates us for assuming the mortality and expense risks under the policy. The mortality risk assumed by us is that the insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We are responsible for the administration of the policy. We expect to profit from this charge.

ADMINISTRATIVE CHARGES

We deduct administrative charges from each variable option each business day and from your Policy Account on each monthly anniversary date. The charge is equal, on an annual basis, to 0.15% of your average daily Policy Account value. There is also a policy charge which is equal to $20 per policy month for the first policy year. Thereafter, it is guaranteed to not exceed $9 per policy month. Currently, the charge is $5 per policy month after the first policy year. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial face amount plus the requested face amount increases.

The charges reimburse us for expenses incurred in the administration of the policies. Such expenses include: confirmations, annual account statements, maintenance of policy records, maintenance of variable account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policy owner servicing and all accounting, valuation, regulatory and updating requirements.

INSURANCE RISK CHARGES

This charge compensates us for the insurance coverage we provide in the month following the charge. The insurance risk charge for each policy month equals the total of the insurance risk charges for the policy month for each Face Amount of Insurance portion then in effect. To determine the insurance risk charge for a Face Amount of Insurance portion for a policy month, we multiply:

o the Insurance Risk Amount for the Face Amount of Insurance portion for that month; by

o the cost of insurance rate that applies to the Face Amount of Insurance portion for that month.

The Insurance Risk Amount for a Face Amount of Insurance portion for a policy month equals the excess of:

o the death benefit associated with that Face Amount of Insurance portion; over

o the value of the Policy Account at the beginning of the policy month, before the monthly deduction for the month is subtracted.

The cost of insurance rate for a Face Amount of Insurance portion for a policy month equals the sum of:

o the standard cost of insurance rate for that month from the table of our standard cost of insurance rates; and

o an additional rate for any extra mortality risk classification that applies for the Face Amount of Insurance portion.

The additional rate for an extra mortality risk classification for any policy month equals the amount of extra mortality that the risk classification represents for that month.

The total cost of insurance rate for a policy month will be uniform for all Face Amount of Insurance portions that:

o are in the same Face Amount band, sex, and risk classification;

o take effect when the insureds are the same age; and

o have been in force the same length of time.

We may change our standard cost of insurance rates from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all Face Amount portions in the same risk classification.

The declared standard cost of insurance rates for each policy month will not be more than the amount shown in the table contained in your policy. The table is based on the insured's age at his or her last birthday at the beginning of each year (attained age), the insured's sex and whether or not the insured has qualified for the non-smoker classification. For the initial Face Amount of Insurance, the insured's attained age is determined at the beginning of each policy year. For each Face Amount increase, attained age is determined at the beginning of each policy year measured from the date the increase took effect.

Since the mortality tables used with the policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

CHARGES FOR ADDITIONAL BENEFIT RIDERS

The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.

SURRENDER CHARGES

A surrender charge may be deducted if you make a full or partial surrender. The surrender charge consists of 2 parts: a deferred administrative expense and a deferred sales load. The maximum surrender charge varies by issue age, face amount, sex, smoking status, and contract duration. This charge will never exceed the sum of the deferred administrative expense and the deferred sales load, assuming the Surrender Charge Premium (SCP) is paid yearly during the first 15 years.

The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years. The charge then grades down to zero over policy years 4 through 13.

The deferred sales load is the lesser of 30% of the Surrender Charge Premium
(SCP), plus 5% of all premiums over the SCP, or the following percentage of SCP.

             YEARS           % OF SCP
             ------------------------
               1-8              65%
                9               60%
               10               55%
               11               44%
               12               33%
               13               22%
               14               11%
               15               0%

The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP varies with the issue age, sex, and smoking classification of the insured as well as the Face

Amount of the base policy. The SCP will not exceed the amount shown in the following table.

            ISSUE AGE       PER $1,000
            --------------------------
               0-29            $   6
              30-39            $  11
              40-49            $  21
              50-59            $  40
              60-69            $  75
              70-80            $ 150

For some higher issue ages, the Standard Non-Forfeiture Law of the state where the policy is delivered may limit surrender charges to amounts less than those defined above.

The surrender charge may also be deducted in the event of a decrease in Face Amount.

The surrender charge at any time during the first policy year equals the surrender charge at the end of the year. The surrender charge during any subsequent policy year is calculated based on end of year surrender charges and the portion of the year that has been completed.

When the policy terminates, your Policy Account may be less than the surrender charge. If this happens, you will not have to pay the difference. If the policy is reinstated, the surrender charge will also be reinstated.

PARTIAL SURRENDER FEE

If you surrender only a portion of your Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. This fee is currently equal to the lesser of $25 or 2% of the partial surrender amount. You can make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

PREMIUM FEE

This fee is used to pay for premium taxes charged by some states and other governmental entities (e.g., municipalities). Allianz Life is responsible for the payment of these taxes and will make a deduction from the value of the policy for them. This fee is also used to pay for other expenses associated with premium collection. The charge is equal to 2.5% of each premium payment.

TRANSFER FEE


You may transfer values from one variable option to another, or to or from the fixed account. The first 12 transfers in a policy year are currently free. The fee for each additional transfer is currently the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not currently counted nor is the transfer of the initial premium at the end of the free look period counted when we determine transfer fees.


INCOME TAX CHARGE

We do not currently assess any charge for income taxes. We reserve the right to assess a charge for such taxes against the variable options or your Policy Account if we determine that such taxes will be incurred.


FUND ANNUAL EXPENSES

(As a percentage of the  Portfolios'  average daily net assets for the most recent fiscal  year).  See the  accompanying  fund prospectuses for more information.*

                                                                                                                  TOTAL FUND
                                                                                                OTHER EXPENSES     EXPENSES
                                                                                                (AFTER WAIVERS/ (AFTER WAIVERS/
                                                                 MANAGEMENT          12B-1      REIMBURSEMENTS  REIMBURSEMENTS
PORTFOLIO                                                           FEES             FEES          AS NOTED)       AS NOTED)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                .61%              --            .22%             .83%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Aggressive Growth Securities Fund -Class1 1/2              .45%              --            .45%             .90%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund -Class 1 3           .48%              --            .04%             .52%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Global Health Care Securities Fund -Class1 4               .57%              --            .21%             .78%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund -Class 1 3               .48%              --            .02%             .50%
-------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund -Class 1 3                                .55%              --            .02%             .57%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -Class 1 3                          .49%              --            .01%             .50%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund -Class 1 3                .75%              --            .03%             .78%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Money Market Fund -Class 1 3                               .53%              --            .02%             .55%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Natural Resources Securities Fund -Class 1 3               .63%              --            .04%             .67%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -Class 1 3                                .58%              --            .02%             .60%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund -Class 1 3                .75%              --            .03%             .78%
-------------------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund -Class 1 2                              .14%              --            .18%             .32%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -Class 1 4/5                                .49%              --            .28%             .77%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -Class 1 1/2                    .51%              --            .48%             .99%
-------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund -Class 1 3                            .51%              --            .01%             .52%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund -Class 1 4                           .58%              --            .26%             .84%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2005 -Class 1 3                         .63%              --            .03%             .66%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2010 -Class 1 3                         .63%              --            .02%             .65%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -Class 1                           .80%              --            .22%            1.02%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -Class 1                              .60%              --            .20%             .80%
-------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio -Class 2 6               .85%             .25%           .54%            1.64%
-------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio -Class 2 6           .90%             .25%           .26%            1.41%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -Class 1                              .60%              --            .21%             .81%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -Class 1              1.25%              --            .31%            1.56%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund -Class 1 3                  .63%              --            .09%             .72%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -Class 1 3                         .81%              --            .07%             .88%
-------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -Class 1                    .67%              --            .20%             .87%
-------------------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund -Class 1             .85%              --            .27%            1.12%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz Aggressive Growth Fund7                                   .80%             .25%           .50%            1.55%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz American Growth Fund7                                     .75%             .25%           .50%            1.50%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz Capital Growth Fund7                                      .75%             .25%           .50%            1.50%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz Comstock Fund7                                            .68%             .25%           .50%            1.43%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz Growth and Income Fund7                                   .68%             .25%           .50%            1.43%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz Strategic Growth Fund7                                    .85%             .25%           .50%            1.60%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund8                              .55%             .25%           .20%            1.00%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund8                                    .50%             .25%            --              .75%
-------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund8                                          .65%             .25%            --              .90%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio -Class 2                   .69%             .25%           .06%            1.00%
-------------------------------------------------------------------------------------------------------------------------------

*    The fee and expense information  regarding the Portfolios was provided by the Portfolios.  Some of the Portfolios may pay service fees, which vary by Portfolio.  Except for the USAllianz VIP Trust, neither the Portfolios nor their Advisers are affiliated with Allianz Life.

1.   Operating expenses are annualized.

2.   For the Franklin  Aggressive  Growth  Securities,  Franklin S&P 500 Index and Franklin  Technology  Securities Funds, the
     managers  and  administrator  have agreed in advance to waive or limit their  respective  fees and to assume as their own expense certain expenses otherwise payable by the Funds so that total annual Fund operating expenses do not exceed 1.00%,
     0.55% and 1.05%,  respectively,  of average net assets for the current fiscal year. After December 31, 2001, the managers and  administrator  may end this  arrangement  at any time.  The managers  also have agreed in advance to make  estimated reductions of 0.05%, 0.01% and 0.04%,  respectively,  of their fees to reflect reduced services resulting from the Funds'
     investment in a Franklin  Templeton money fund. The managers are required by the Funds' Board of Trustees and an order of the  Securities  and Exchange  Commission  to reduce their fees if the Funds invest in a Franklin  Templeton  money fund.
     Without  these  reductions,  the total  annual  fund  operating  expenses  are  estimated  to be 0.95%,  0.33% and 1.03%, respectively. 3. The fund administration fee is paid indirectly through the management fee.

4.   For the Franklin Global Health Care Securities, Franklin Small Cap and Franklin Value Securities Funds, the managers have agreed in advance to make estimated reductions of 0.03%, 0.04% and 0.02%, respectively,  of their fees to reflect reduced services  resulting from the Funds'  investment in a Franklin  Templeton money fund. These reductions are required by the
     Funds' Board of Trustees and an order of the  Securities and Exchange  Commission.  Without these  reductions,  the total annual fund operating expenses are estimated to be 0.81%, 0.81% and 0.86%, respectively.


5.   Total  annual Fund  operating  expenses  differ from the ratio of expenses to average net assets  shown in the  Financial
     Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

6.   Because this is the first year of operation for all "SP"  Portfolios,  other expenses are estimated based on management's projection of non-advisory fee expenses.  Each "SP" Portfolio has expense  reimbursements in effect,  and the table shows total  expenses  with these expense  reimbursements.  These  estimated  expense  reimbursements  are voluntary and may be terminated at any time.  Without  reimbursement,  other and total operating  estimated expenses would have been 0.45% and
     1.70%,  respectively for the SP Jennison  International  Growth Portfolio,  and 0.85% and 2.15%,  respectively for the SP
     Strategic Partners Focused Growth Portfolio.

7.   The USAllianz  Aggressive  Growth Fund,  the USAllianz  American  Growth Fund,  the USAllianz  Capital  Growth Fund,  the
     USAllianz  Comstock  Fund,  the USAllianz  Growth and Income Fund,  and the  USAllianz  Strategic  Growth Fund  commenced operations as of the date of this prospectus.  The expenses shown above for these portfolios are therefore  estimated for the fund's  current  fiscal year.  Certain  expenses will be assumed by the Adviser and an annual  expense limit has been designated  by the Adviser for each fund which reduces the total  expense  amount  listed in the table above.  The annual expense limit that has been designated for each fund is as follows:  USAllianz  Aggressive Growth Fund, 1.25%,  USAllianz
     American Growth Fund, 1.10%,  USAllianz Capital Growth Fund, 1.20%,  USAllianz Comstock Fund, 1.20%, USAllianz Growth and
     Income Fund, 1.10%, and the USAllianz Strategic Growth Fund, 1.10%.

8.   Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed,  total return would have been lower and total fund expenses would have been 1.79% for the Diversified Assets Fund, 1.76% for the
     Fixed Income Fund,  and 1.99% for the Growth Fund.  There is no assurance that USAllianz will continue this policy in the future.

5. DEATH BENEFIT
--------------------------------------------------------------------------------


The amount of the death benefit depends on the total Face Amount of Insurance, your Policy Account on the date of the insured's death and the death benefit option (Option A or Option B) in effect at that time. The insured is the person whose life is covered by the policy. The insured is named on the coverage page of the policy. The actual amount we pay the beneficiary will be reduced by any outstanding Policy Debt.

The total Face Amount is the sum of all of the Face Amount portions. The initial Face Amount and each Face Amount increase still in effect are Face Amount portions. The initial Face Amount and the death benefit option in effect on the issue date (the date when the insured's life is covered under the policy) are shown on the coverage page of your policy.

OPTION A. The amount of the death benefit under Option A is the greater of:

o the total Face Amount at the beginning of the policy month when the death occurs; or

o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

OPTION B. The amount of the death benefit under Option B is the greater of:

o the total Face Amount at the beginning of the policy month when the death occurs plus the Policy Account on the date of death; or

o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

CHANGE IN DEATH BENEFIT

You may change the death benefit option after your policy has been in force for at least one year, subject to the following requirements:

o you must request the change in writing;

o once you have changed the death benefit option, it cannot be changed again for the next 3 years;

o if you want to change death benefit Option A to Option B, you must submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the initial Face Amount. The Face Amount will not change; and

o if you want to change death benefit Option B to Option A, the Face Amount will be increased by an amount equal to the Policy Account on the date of the change. The risk classification for the last Face Amount portion to go into effect which is still in force will apply to the Face Amount increase. This increase will not result in any increase in premiums, expense charges or surrender charges.

Any change in a death benefit option will take effect on the monthly anniversary date on or following the date we approve the request for the change.

CHANGE IN FACE AMOUNT OF INSURANCE

You may change the Face Amount of Insurance of your policy on any monthly anniversary date after your policy has been in force at least one year. Once the Face Amount has been changed, it cannot be changed again for the next 12 months.

Face Amount Increases. To increase the Face Amount of Insurance you must:

o submit an application for the increase;

o submit proof satisfactory to us that the insured is an insurable risk; and

o pay any additional premium which is required.

The Face Amount of your policy can only be increased before your insured reaches age 81. Each Face Amount increase must be at least as large as the minimum Face Amount increase (currently $25,000). A Face Amount increase will take effect on the monthly anniversary date on or following the day we approve the application for the increase.

The risk classification that applies for any Face Amount increase may be different from the risk classification that applies for the initial Face Amount.

The following changes will be made to reflect the increase:

o The Guaranteed Coverage Premium will be increased.

o The monthly administrative charge will increase to $20 per month for the 12 months following the increase.

o Additional surrender charges equal to the Face Amount increase (in $1,000's) multiplied by the surrender charge factors will apply for 13 years following the increase.

We will furnish a revised coverage page of your policy that shows:

o the risk classification and the amount of the increase; and

o the values for the changes described above.

Face Amount Decreases. You must request in writing any decrease in Face Amount of Insurance. The decrease will take effect on the later of:

o the monthly anniversary date on or following the day we receive your request for the decrease; or

o the monthly anniversary date one year after the last change you made in Face Amount.

A Face Amount decrease will be used to reduce any previous Face Amount increases which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount. We will not permit a Face Amount decrease that would reduce the initial Face Amount below the minimum Face Amount, currently $100,000.

The Guaranteed Coverage Premium will be reduced to reflect the Face Amount decrease. The new Guaranteed Coverage Premium will be shown on a revised coverage page of your policy.

We will deduct a charge from the Policy Account when the Face Amount is decreased. The maximum charge we will deduct each time the Face Amount is decreased is the lesser of:

o the total of the current surrender charge for the amount of each Face Amount portion reduced; or

o the Policy Account when the decrease is made.

The charge will be deducted for each Face Amount portion reduced, starting with the charge for the first Face Amount portion reduced, and continuing in the same order in which the reductions are made until the charge is completely deducted.

Future surrender charges will be reduced proportionately for any charges deducted. After the Face Amount is decreased, the surrender charges for each Face Amount portion for which a charge is deducted will be equal to the surrender charges shown for that Face Amount portion on the coverage page of your policy, or in the revised coverage page, multiplied by the ratio of:

o the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted minus the amount of the charge deducted for the Face Amount portion; divided by

o the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted.

GUARANTEED DEATH BENEFIT RIDER

You can elect a Guaranteed Death Benefit Rider. This rider provides that the policy will remain in force to attained age 95 for death benefit Option A policies and to attained age 80 for death benefit Option B policies, regardless of the performance of the underlying portfolios, so long as you pay the minimum required premium. The premium required is significantly higher than the minimum premium required to issue the policy and to keep it in force. There is an additional charge for this benefit, currently $0.01 per $1,000 of Face Amount per policy month. A policy cannot have both the Guaranteed Death Benefit Rider and any of the following riders:

o Insured Term Rider

o Spouse Term Rider

ACCELERATED DEATH BENEFIT RIDER

You can elect the Accelerated Benefit Rider. This rider provides that you may elect to receive some of the death benefit proceeds of the policy if the insured is suffering from a terminal illness, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

Death benefits, Cash Values, if any, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider.

There is an administrative charge for this benefit which is guaranteed not to exceed the lesser of $1,000 or 2% of the benefit. This limit may vary depending on the state in which the policy was purchased. The current administrative charge is $150.

The receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements.


6. TAXES
--------------------------------------------------------------------------------



NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.

LIFE INSURANCE IN GENERAL

Life insurance, such as this policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

TAKING MONEY OUT OF YOUR POLICY

You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs either as a surrender or as a loan. If your policy is a MEC, any loans or surrenders from the policy will be treated as first coming from earnings and then from your investment in the policy. Consequently, these distributed earnings are included in taxable income.

The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

1) paid on or after the taxpayer reaches age 591/2;

2) paid if the taxpayer becomes totally disabled (as that term is defined in the
   Code); or

3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

If your policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as indebtedness under the policy and not as a taxable distribution. See "Federal Tax Status" in Part II for more details including an explanation of whether your policy is a MEC.

DIVERSIFICATION

The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with such requirements.

Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


POLICY LOANS

We will loan money to you at the loan interest rate we establish for each policy year during which the loan is outstanding. Your request for a loan must be in writing.

The policy loan will be divided into two parts, the preferred loan and the non-preferred loan. A preferred loan may be made not more than once per policy year, beginning the later of:

o the tenth policy anniversary; or

o the anniversary following the insured's 60th birthday.

No more than 10% of the Cash Value of your policy at the time of the loan may be made as a preferred loan. Any portion of a loan that is not a preferred loan is a non-preferred loan.

The policy loan will be allocated to the fixed account. If the policy loan requested exceeds the loan limit, you may also request a transfer of values from the variable options to the fixed account. These values will be determined at the time you request the transfer. If you do not indicate the proportions of the variable options to be transferred, we will make the transfers based on the proportions that your Policy Account in the variable options bear to the total unloaned value in the Policy Account. Policy loans may have federal tax consequences (see "Federal Tax Status").

LOAN INTEREST CHARGED

There may be a lower declared loan interest rate each year for the preferred loan than for the non-preferred loan. We will determine the loan interest rates for a policy year at least 60 days before the policy year begins. The maximum annual loan interest rates we will use for preferred and non-preferred loans for a policy (the maximum allowable rate) are the greater of:

o the guaranteed interest rate for the fixed account shown on the coverage page of your policy for a policy year (currently 3.5% for all policy years) plus 1%; or

o Moody's Corporate Bond Yield Average, Monthly Average Corporates as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined.

If Moody's Corporate Bond Yield Average, Monthly Average Corporates is no longer published on a timely basis, we will use a substantially similar average approved by the insurance department in the state where your policy was delivered to determine the maximum allowable rate.

If the maximum allowable rate for a policy is at least 1/2% lower than the loan interest rate in effect for the previous policy year, we will decrease the loan interest rate to not more than the maximum allowable rate. If the maximum allowable rate for a policy year is at least 1/2% higher than either loan interest rate in effect for the previous policy year, we may increase either loan interest rate to not more than the maximum allowable rate. We will not use a loan interest rate for any policy year that exceeds 15%.

We will notify you as to the preferred loan and non-preferred loan interest rates that apply at the time a new loan is made or when any Policy Debt is reinstated. If either loan interest rate that applies to an existing policy loan is increased, we will notify you in writing at least 30 days before the new rate takes effect.

When a loan is made, interest for the rest of the current policy year must be paid in advance. If interest is not paid when due, it will be added to the Policy Debt and allocated to the fixed account. The accumulation of preferred loans, together with interest on such loans, is the preferred debt. The accumulation of non-preferred loans, together with interest on such loans, is the non-preferred debt.

Total Policy Debt is the sum of the preferred debt and the non-preferred debt, and equals the total outstanding loan with interest. If the total Policy Debt (including interest in advance) exceeds the fixed account, we will transfer values from the variable options to the fixed account if such values are available, based on the proportions that the values in the variable options bear to the total value of the variable options. The unpaid interest will then be treated as part of the Policy Debt and will bear interest at the loan rates.

LOAN LIMIT

A loan may be for any amount which does not exceed the loan limit.

The loan limit equals:

o the Cash Value on the date the loan is made; minus

o interest for the rest of the current policy year; minus

o any existing Policy Debt.

SECURITY

The policy will be the only security for the loan.

RESTRICTIONS ON MAKING LOANS

Loans will not be available during a grace period or after the insured dies.

REPAYING POLICY DEBT

The Policy Debt, or any part, may be repaid at any time as long as the policy is in force. We have the right to not accept partial loan repayments for amounts less than $50. Any Policy Debt outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be applied first to the non-preferred debt, and then to the preferred debt, unless you specify differently.

Repayments will be allocated to the fixed account and to the variable options based on the premium allocation schedule then in effect, unless a different allocation is requested.

When there is Policy Debt outstanding, any payments received will be applied first as repayment of debt, rather than as premium, unless we are instructed otherwise. If total Policy Debt equals or exceeds the Cash Value, we can terminate the policy. A notice of termination will be mailed to the last address we have on file 61 days prior to termination.

PARTIAL SURRENDERS

You may make a partial surrender from the Net Cash Value at any time during the insured's life and before the policy has terminated. The minimum partial surrender amount is currently $500. The partial surrender may not exceed the Net Cash Value, less $300.

We will assess a partial surrender fee when a partial surrender is made. The maximum partial surrender fee we will charge is $50 and the current charge is the lesser of 2% of the partial surrender amount or $25. In addition, a surrender charge may be assessed on the amount surrendered. See "Surrender Charges" above. You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

When a partial surrender is made, the amount of the partial surrender, the partial surrender fee and the surrender charge, if any, will be deducted from the Policy Account. You elect how much of each partial surrender, partial surrender fee and surrender charge is to come from the unloaned value in the fixed account and from values in each of the variable options. If you do not so elect, or if we cannot make the surrender on the basis of the your direction or those allocation percentages, we will make it based on the proportions that the unloaned value in the fixed account and unloaned values in the variable options bear to the total unloaned value in the Policy Account.

The Face Amount will be reduced if death benefit Option A is in effect when a partial surrender is made. Such a reduction will be equal to the amount of the partial surrender minus the excess, if any, of:

o the death benefit at the time the partial surrender is made; over

o the Face Amount at the time the partial surrender is made.

However, if the amount of the partial surrender is less than or equal to the excess described above, the Face Amount will not be reduced.

Any Face Amount reduction will be used first to reduce any Face Amount increases then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any of the reduction is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

We will not permit a partial surrender that would reduce the Face Amount below the minimum Face Amount (currently $100,000). We may limit the number of partial surrenders you can make in a policy year, but you will always be allowed to make at least one partial surrender if the surrender meets these requirements.

FULL SURRENDERS

You may completely surrender your policy and receive the Net Cash Value anytime during the insured's life and before the policy has terminated.

The full surrender will take effect on the later of:

o the date we receive your written request for the surrender; or

o the date you request, in writing, for the surrender to take effect.

The policy and all coverage under it will terminate at 12:01 a.m. at our ValueLife Service Center on the date the surrender takes effect.

Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").


8. OTHER INFORMATION
--------------------------------------------------------------------------------



ILLUSTRATION OF POLICY VALUES

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These illustrations will be based upon hypothetical investment returns of the portfolios not to exceed 12%, and will reflect the age and insurance risk characteristics of the Insured under your policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. The illustrations will reflect deductions for fund expenses and policy charges. You can request such illustrations at any time. Inforce illustrations, requested after purchase of the policy, will also reflect the actual performance of your portfolio allocations.

An example of such an illustration can be found in Appendix A of this prospectus. This form of illustration is available to you upon request. There may be state-specific product features that make the illustration applicable to you differ from the form of illustration shown in the exhibit.

We will base personalized hypothetical illustrations on the arithmetic average of fund expenses, reflecting the fund expenses for the most recent fiscal year.

We may also provide individualized hypothetical illustrations of accumulation value, cash surrender value and death benefit based on historical investment returns of the funds. These illustrations will reflect deductions for fund expenses and policy charges. We will base these hypothetical illustrations on the actual historical experience of the funds as if the portfolios had been in existence and a policy issued for the same periods as those indicated for the funds.

PERFORMANCE

The Company may also provide actual investment performance for the various Portfolios. This performance information will reflect the deduction of the annual mortality and expense risk, administrative, and portfolio charges, but not the insurance risk, additional benefit rider, or surrender charges. Such performance may be shown from the inception date of the sub-account or, if earlier, from the inception date of the fund (adjusted for the contract expenses). An example of the actual investment performance of the investment options can be found in Appendix C of this Prospectus.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, certain circumstances may cause the Policy to lapse, such as poorer than expected Portfolio performance, policy loans, or insufficient premium. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Status".


THE COMPANY

Allianz Life Insurance Company of North America is a life insurance company organized under the laws of the state of Minnesota in 1896.

We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has subsidiaries throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.

Administration for the policy is provided at our service center:


       Allianz Life ValueLife Service Center
       300 Berwyn Park
       P.O. Box 3031
       Berwyn, Pennsylvania 19312-0031
       (800) 336-0320



THE SEPARATE ACCOUNT

We established a separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the policies and not against any other policies we may issue. The Separate Account is divided into variable options. (The variable options are referred to as sub-accounts in the policy.)

DISTRIBUTOR

The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.


The policy is distributed through the principal underwriter, USAllianz Investor Services, LLC, 1750 Hennepin Avenue, Minneapolis, MN, 55403, a wholly-owned subsidiary of ours. USAllianz Investor Services, LLC provides marketing services, and is reimbursed for expenses incurred in the distribution of the policies.


Commissions will be paid to broker-dealers who sell the policies. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 100% of the first Guaranteed Coverage Premium; 4% of the next six Guaranteed Coverage Premiums; and 2% of all premiums paid thereafter. Similar commissions are paid on premiums received after any increase in Face Amount, or the addition of a rider. In addition, broker-dealers may also receive additional compensation, based on meeting certain production standards.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the fixed account for not more than 6 months.

OWNERSHIP

OWNER. You, as the owner of the policy, have all of the rights under the policy subject to:

o the rights of any assignee; and

o the rights of any irrevocable beneficiary.

The owner can also be the insured. If you die while the policy is still in force and the insured is living, ownership passes to your successor owner or if you have not designated a successor owner, then your estate becomes the owner.

JOINT OWNER. The policy can be owned by joint owners. Authorization of both joint owners is required for all policy changes except for telephone transfers.

BENEFICIARY. The beneficiary is the person(s) or entity(ies) you name to receive any death proceeds. The beneficiary is named at the time the policy is issued unless changed at a later date. You can name a contingent beneficiary prior to the death of the insured. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies. If there is an irrevocable beneficiary, all policy changes except premium allocations and transfers require the consent of the beneficiary.

Primary and contingent beneficiaries are as named in the application, unless you make a change. To change a beneficiary, you must send us a written request. We may require the policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable beneficiaries may be named.

If a beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any beneficiary.

Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT. You can assign (transfer ownership) the policy. A copy of any assignment must be filed with the ValueLife Service Center. We are not responsible for the validity of any assignment. If you assign the policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our ValueLife Service Center. This may be a taxable event. You should consult a tax adviser if you wish to assign the policy.

MATURITY BENEFIT. This is an amount equal to the Policy Account less any outstanding Policy Debt on your policy. This amount is paid to you on the maturity date.

MATURITY DATE. The policy provides that we will pay the Policy Account value, less any Policy Debt, to you on the maturity date if the policy is still in force. We will not accept any premiums after the maturity date.



PART II

EXECUTIVE OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------------------------------------------

As of May 1, 2001, the directors and executive officers of Allianz Life Insurance Company of North America
(Allianz Life) and their principal occupations for the past 5 years are as follows:


NAME                              PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Robert W. MacDonald               Chief Executive Officer and Director since October 1999.
                                  Previously Chairman and Chief Executive Officer of LifeUSA.
--------------------------------------------------------------------------------------------------------------------

Margery G. Hughes                 President and Chief Administrative Officer since October 1, 1999.
                                  Previously President and Chief Operating Officer of LifeUSA.
--------------------------------------------------------------------------------------------------------------------

Mark A. Zesbaugh                  Sr. Vice President and Chief Financial Officer since October 1, 1999.
                                  Previously Executive Vice President, Chief Financial Officer, Treasurer
                                  and Secretary of LifeUSA.
--------------------------------------------------------------------------------------------------------------------

Lowell C. Anderson                Chairman of the Board since October 1, 1999. Previously President and Chief
                                  Executive Officer of Allianz Life since October 1988; retired on October 1, 1999.
--------------------------------------------------------------------------------------------------------------------

Herbert F. Hansmeyer              Chairman of the Board, President and Chief Executive Officer of Allianz of America
                                  Corp. since 1991. Member of the Board of Management of Allianz-AG, Munich,
                                  Germany, since 1994.
--------------------------------------------------------------------------------------------------------------------

Dr. Gerhard G. Rupprecht          Chairman of the Board of Management - Allianz Lebensversicherungs, since 1979.
--------------------------------------------------------------------------------------------------------------------

Michael P. Sullivan               Chairman of the Board since January 1, 2001. President, Chief Executive Officer and Director of International Dairy Queen, Inc. since 1987.
--------------------------------------------------------------------------------------------------------------------

Suzanne J. Pepin                  Sr. Vice President, Secretary and Chief Legal Officer since
                                  November 15, 2000. Previously Senior Counsel since October 1993.
--------------------------------------------------------------------------------------------------------------------

Paul M. Howman                    Vice President - Underwriting of Allianz Life since April 1, 1997.
                                  Previously Second Vice President - Underwriting since 1995.
--------------------------------------------------------------------------------------------------------------------

Robert S. James                   Sr. Vice President - Marketing Development.
                                  Previously President of Individual Insurance Division since March 31, 1990.
--------------------------------------------------------------------------------------------------------------------

Edward J. Bonach                  President - Special Markets Division of Allianz Life since October 1999.
                                  Previously Executive Vice President and Chief Financial Officer of Allianz Life,
                                  since 1993.
--------------------------------------------------------------------------------------------------------------------

Rev. Dennis J. Dease              President, University of St. Thomas, St. Paul since July 1991.
--------------------------------------------------------------------------------------------------------------------

James R. Campbell                 Chairman and Chief Executive Officer of Wells Fargo and
                                  Company since 1998. Previously Executive Vice President since February 1988.
--------------------------------------------------------------------------------------------------------------------

Robert M. Kimmitt                 Vice Chairman and President of Commerce One, Inc. Previously partner in the law firm of Wilmer, Cutler & Pickering.
--------------------------------------------------------------------------------------------------------------------

VOTING

Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions. We will vote all shares in the same proportion as the shares for which we have received instructions. We will vote our shares in the same manner.

If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

Your voting interest in the portfolios is determined as follows:

o You may cast one vote for each $100 of Account Value which is allocated to a variable option on the record date. Fractional votes are counted.

o The number of shares which you can vote will be determined as of the date chosen by us.

o You will receive periodic reports relating to the portfolios in which you have an interest, as well as any proxy material and a form with which to give us such voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:

o is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

o the change would not be consistent with the investment objectives of the portfolios; or

o which varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS


Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the policies.


OUR RIGHT TO CONTEST

We cannot contest the validity of the policy except in the case of fraud after it has been in effect during the insured's lifetime for two years. If the policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Policy Debt and less any surrenders. We also have the right to adjust any benefits under the policy if the answers in the application regarding the use of tobacco are not correct.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under section 7702. We do not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each portfolio underlying the policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the separate account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section[7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the policy.

POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Net Cash Value, including increments thereon, under a policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.

If the policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments including those resulting from the lapse of the policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any policy.

MULTIPLE POLICIES. The Code further provides that multiple MEC which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your policy.

QUALIFIED PLANS. The policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

We will, at a minimum, send you an annual and semi-annual report of the portfolios. Within 30 days after each policy anniversary, we will send you an annual statement. We may elect to send these more often. The statement will show the current amount of death benefit payable under the policy, the current Policy Account value, the current Net Cash Value, current Policy Debt and will show all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the policy year.

We will mail you confirmations within seven days of any transaction regarding:
(a) the receipt of premium; (b) any transfer between variable options; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; and (f) payment of the death benefit under the policy.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Portfolios, will be mailed to your household, even if you or other persons in your household have more than one policy issued by Allianz or an affiliate. Call 1-800-542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each policy in future mailings.

PRIVACY NOTICE

This notice describes the privacy policy and practices followed by Allianz Life and affiliated companies. Your privacy is a high priority for us. Our business is to provide our customers with high-quality insurance products and services. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. We are committed to maintaining the privacy of this information in accordance with applicable law.

     CATEGORIES OF NON-PUBLIC INFORMATION THAT WE COLLECT

     o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

     o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

     o Information we receive from consumer reporting agencies, such as your credit history.

     CATEGORIES OF NON-PUBLIC INFORMATION THAT WE DISCLOSE
     AND PARTIES TO WHOM WE DISCLOSE SUCH INFORMATION

     o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz Life insurance and annuity products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

     o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

     o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

     CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PER-
     SONAL INFORMATION

     o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz Life insurance products and services.

     o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

     INFORMATION ABOUT FORMER CUSTOMERS

     Non-public information about our former customers is maintained by Allianz Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

     FURTHER INFORMATION

     If you have any questions about our privacy policy, please write to us at Allianz Life Insurance Company of North America, 1750 Hennepin Avenue, Minneapolis, MN 55403-2195.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

EXPERTS


The financial statements of Allianz Life Variable Account A and our consolidated financial statements as of and for the year ended December 31, 2000 included in this prospectus have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policies.

                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 2000, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 2000, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                              KPMG LLP





Minneapolis, Minnesota
March 30, 2001

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                                             FRANKLIN
                                                                         ALGER    FRANKLIN       FRANKLIN      GLOBAL    FRANKLIN
                                                              ALGER   AMERICAN  AGGRESSIVE         GLOBAL      HEALTH  GROWTH AND
                                                     AIM   AMERICAN  LEVERAGED      GROWTH COMMUNICATIONS        CARE      INCOME
                                             V.I. GROWTH     GROWTH     ALLCAP  SECURITIES     SECURITIES  SECURITIES  SECURITIES
                                                    FUND  PORTFOLIO  PORTFOLIO        FUND           FUND        FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $283,021    232,736    144,928         110      1,663,502     203,641   3,259,246
---------------------------------------------------------------------------------------------------------------------------------
     Total assets                                283,021    232,736    144,928         110      1,663,502     203,641   3,259,246
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,544      1,292        936           -          6,786         810      26,077
 Accrued administrative charges                      386        323        234           -          1,697         202       6,519
---------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             1,930      1,615      1,170           -          8,483       1,012      32,596
---------------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $281,091    231,121    143,758         110      1,655,019     202,629   3,226,650
---------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $281,091    231,121    143,758         110      1,655,019     202,629   3,226,650
---------------------------------------------------------------------------------------------------------------------------------


*Investment shares                                11,403      4,924      3,735          15        129,154      12,021     189,933
 Investments at cost                            $368,570    305,124    204,010         166      2,415,247     150,040   3,261,792



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                      FRANKLIN              FRANKLIN              FRANKLIN
                                                           FRANKLIN  LARGE CAP   FRANKLIN    NATURAL   FRANKLIN     RISING
                                                FRANKLIN     INCOME     GROWTH      MONEY  RESOURCES       REAL  DIVIDENDS
                                             HIGH INCOME SECURITIES SECURITIES     MARKET SECURITIES     ESTATE SECURITIES
                                                    FUND       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*              $1,181,896  1,193,163  1,248,917  1,309,980    386,721    664,318  1,107,616
--------------------------------------------------------------------------------------------------------------------------
     Total assets                              1,181,896  1,193,163  1,248,917  1,309,980    386,721    664,318  1,107,616
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,756     12,398      1,234      7,830      2,128      6,195      9,706
 Accrued administrative charges                      439      3,100        308      1,957        532      1,549      2,426
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             2,195     15,498      1,542      9,787      2,660      7,744     12,132
--------------------------------------------------------------------------------------------------------------------------
     Net assets                               $1,179,701  1,177,665  1,247,375  1,300,193    384,061    656,574  1,095,484
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                $1,179,701  1,177,665  1,247,375  1,300,193    384,061    656,574  1,095,484
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                               138,395     81,168     59,387  1,309,980     26,095    38,048      83,720
 Investments at cost                          $1,661,730  1,210,724  1,063,351  1,309,980    281,936   576,554   1,144,093



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                                                       FRANKLIN   FRANKLIN
                                                                      FRANKLIN              FRANKLIN       ZERO       ZERO
                                                FRANKLIN  FRANKLIN  TECHNOLOGY   FRANKLIN U.S. VALUE     COUPON     COUPON
                                           S&P 500 INDEX  SMALL CAP SECURITIES GOVERNMENT SECURITIES     FUND -     FUND -
                                                    FUND       FUND      FUND       FUND        FUND       2005       2010
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $553,035  1,772,971      9,550  1,094,381      5,152    387,607    455,031
--------------------------------------------------------------------------------------------------------------------------
     Total assets                                553,035  1,772,971      9,550  1,094,381      5,152    387,607    455,031
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,595     10,504          4      2,390         78        418        444
 Accrued administrative charges                      399      2,626          1        598         20        104        111
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             1,994     13,130          5      2,988         98        522        555
--------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $551,041  1,759,841      9,545  1,091,393      5,054    387,085    454,476
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $551,041  1,759,841      9,545  1,091,393      5,054    387,085    454,476
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                                57,250     83,434      1,259     83,160        523     24,408     27,578
 Investments at cost                            $595,273  1,836,829     13,592  1,040,431      4,411    303,777    438,064



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                               TEMPLETON   TEMPLETON
                                                  MUTUAL     MUTUAL  TEMPLETON DEVELOPING     GLOBAL  TEMPLETON TEMPLETON
                                               DISCOVERY     SHARES      ASSET    MARKETS     INCOME     GROWTH INTERNATIONAL
                                              SECURITIES SECURITIES   STRATEGY SECURITIES SECURITIES SECURITIES SECURITIES
                                                    FUND       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $548,391  1,051,800    242,856    574,564    154,772  2,731,473  1,959,950
--------------------------------------------------------------------------------------------------------------------------
     Total assets                                548,391  1,051,800    242,856    574,564    154,772  2,731,473  1,959,950
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges          477      6,150        530      6,768      2,873     21,725     19,391
 Accrued administrative charges                      119      1,537        132      1,692        718      5,431     4,848
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                               596      7,687        662      8,460      3,591     27,156     24,239
--------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $547,795  1,044,113    242,194    566,104    151,181  2,704,317  1,935,711
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $547,795  1,044,113    242,194    566,104    151,181  2,704,317  1,935,711
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                                37,690     73,862     12,636    109,441     13,423    198,508    104,364
 Investments at cost                            $455,026    927,783    241,344    755,016    154,779  2,872,371  2,432,902



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                          TEMPLETON TEMPLETON   USALLIANZ
                                                      INTERNATIONAL    PACIFIC        VIP
                                                            SMALLER     GROWTH DIVERSIFIED     TOTAL
                                                          COMPANIES SECURITIES     ASSETS        ALL
                                                               FUND      FUND        FUND      FUNDS
----------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                            $32,463    296,743     27,919 24,778,453
----------------------------------------------------------------------------------------------------
     Total assets                                            32,463    296,743     27,919 24,778,453
----------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                     445      3,383        415    156,282
 Accrued administrative charges                                 111        846        104     39,069
----------------------------------------------------------------------------------------------------
     Total liabilities                                          556      4,229        519    195,351
----------------------------------------------------------------------------------------------------
     Net assets                                             $31,907    292,514     27,400 24,583,102
----------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                              $31,907    292,514     27,400 24,583,102
----------------------------------------------------------------------------------------------------


*Investment shares                                            3,017     39,252      2,775  2,960,557
 Investments at cost                                        $34,270    390,996     28,423 26,478,604



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                AIM V.I. GROWTH FUND      ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $     28          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,690         14          -      1,304         68          -
 Administrative charges                                         423          3          -        326         17          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           2,113         17          -      1,630         85          -
--------------------------------------------------------------------------------------------------------------------------
     Investment income (loss), net                           (2,085)       (17)         -     (1,630)       (85)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds            305          -          -     34,025          -          -
 Realized gains (losses) on sales of investments, net          (327)         1          -      1,220          -          -
--------------------------------------------------------------------------------------------------------------------------
     Realized gains (losses) on investments, net                (22)         1          -     35,245          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (87,251)     1,702          -    (75,327)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (87,273)     1,703          -    (40,082)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $(89,358)     1,686          -    (41,712)     2,854          -
--------------------------------------------------------------------------------------------------------------------------



                                                             ALGER AMERICAN LEVERAGED
                                                                 ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------
                                                               2000        1999      1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                              -          -          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             886         50          -
 Administrative charges                                         221         13          -
-----------------------------------------------------------------------------------------
     Total expenses                                           1,107         63          -
-----------------------------------------------------------------------------------------
     Investment income (loss), net                           (1,107)       (63)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         14,709          -          -
     Realized gains (losses) on sales of investments, net      (941)         1          -
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  13,768          1          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (59,438)       356          -
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (45,670)       357          -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       (46,777)       294          -
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                       8

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN AGGRESSIVE                FRANKLIN GLOBAL
                                                             GROWTH SECURITIES FUND        COMMUNICATIONS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                           $  -          -          -     52,306     56,883     63,845
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                               -          -          -      7,479     13,853     10,459
 Administrative charges                                           -          -          -      1,870      3,463      2,615
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                               -          -          -      9,349     17,316     13,074
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                     -          -          -     42,957     51,567     50,771
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -    480,631    166,820     93,096
     Realized gains (losses) on sales of investments, net       (17)         -          -    23,4682     68,795     56,812
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                     (17)         -          -   504,099     435,615    149,908
  Net change in unrealized appreciation
   (depreciation) on investments                                (56)         -          - (1,385,750)   183,386    (40,828)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net            (73)         -          -   (881,651)   619,001    109,080
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $(73)         -          -   (838,694)   670,568    159,851
--------------------------------------------------------------------------------------------------------------------------

                                                                 FRANKLIN GLOBAL
                                                           HEALTH CARE SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                             38         75          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,122        242         54
 Administrative charges                                         281         60         13
-----------------------------------------------------------------------------------------
     Total expenses                                           1,403        302         67
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (1,365)      (227)       (67)
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net     2,822       (162)         2
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   2,822       (162)         2
  Net change in unrealized appreciation
   (depreciation) on investments                             53,733     (1,826)     1,694
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         56,555     (1,988)     1,696
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        55,190     (2,215)     1,629
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       9

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN GROWTH AND
                                                             INCOME SECURITIES FUND          FRANKLIN HIGH INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $198,000    122,075     86,614      5,951    379,407    160,598
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          19,247     21,089     16,628      5,668     10,123     10,568
 Administrative charges                                       4,812      5,272      4,157      1,417      2,531      2,642
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                          24,059     26,361     20,785      7,085     12,654     13,210
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                               173,941     95,714     65,829     (1,134)   366,753    147,388
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        346,516    340,300    203,765          -     55,544      9,531
     Realized gains (losses) on sales of investments, net   (25,674)    23,652     27,735    (26,540)   (44,053)    29,193
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 320,842    363,952    231,500    (26,540)    11,491     38,724
  Net change in unrealized appreciation
   (depreciation) on investments                            (27,277)  (453,957)  (118,668)  (151,720)  (391,353)  (177,480)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        293,565    (90,005)   112,832   (178,260)  (379,862)  (138,756)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $467,506     5,709     178,661   (179,394)   (13,109)     8,632
--------------------------------------------------------------------------------------------------------------------------




                                                         FRANKLIN INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        153,054    127,089    111,419
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          13,419      7,825      8,671
 Administrative charges                                       3,355      1,956      2,168
-----------------------------------------------------------------------------------------
     Total expenses                                          16,774      9,781     10,839
-----------------------------------------------------------------------------------------
Investment income (loss), net                               136,280    117,308    100,580
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          5,117     45,538     26,313
     Realized gains (losses) on sales of investments, net   (13,227)  (115,178)     3,544
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (8,110)   (69,640)    29,857
  Net change in unrealized appreciation
   (depreciation) on investments                             27,941    (78,033)  (115,794)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         19,831   (147,673)   (85,937)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       156,111    (30,365)    14,643
-----------------------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                 FRANKLIN LARGE
                                                            CAP GROWTH SECURITIES FUND    FRANKLIN MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $ 4,996      2,787        833     80,545     71,180     62,012
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           6,830      4,139      1,287      7,778      9,461      7,539
 Administrative charges                                       1,707      1,035        322      1,944      2,365      1,885
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           8,537      5,174      1,609      9,722     11,826      9,424
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (3,541)    (2,387)      (776)    70,823     59,354     52,588
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         55,415          -          -          -          -          -
     Realized gains (losses) on sales of investments, net    21,294      2,133        989          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  76,709      2,133        989          -          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (33,965)   185,307     34,912          -          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         42,744    187,440     35,901          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $39,203    185,053     35,125     70,823     59,354     52,588
--------------------------------------------------------------------------------------------------------------------------



                                                                 FRANKLIN NATURAL
                                                             RESOURCES SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                          3,068      2,670      2,271
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           3,159      1,368        461
 Administrative charges                                         790        342        115
-----------------------------------------------------------------------------------------
     Total expenses                                           3,949      1,710        576
-----------------------------------------------------------------------------------------
Investment income (loss), net                                  (881)      960       1,695
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net    26,306    (11,396)    (8,058)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  26,306    (11,396)    (8,058)
  Net change in unrealized appreciation
   (depreciation) on investments                            103,385     57,915    (35,420)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        129,691     46,519    (43,478)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       128,810     47,479    (41,783)
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                                                  FRANKLIN RISING
                                                             FRANKLIN REAL ESTATE FUND       DIVIDENDS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999      1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $ 40,201     48,690     26,119     38,180     17,581      9,265
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           4,341      2,727      3,282      5,992      7,013      5,177
 Administrative charges                                       1,085        682        821      1,498      1,753      1,294
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           5,426      3,409      4,103      7,490      8,766      6,471
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                34,775     45,281     22,016     30,690      8,815      2,794
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         23,929     67,468     16,168    161,217    176,138    113,543
     Realized gains (losses) on sales of investments, net    13,580   (179,615)    15,172    (46,203)  (157,350)     6,199
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  37,509   (112,147)    31,340    115,014     18,788    119,742
  Net change in unrealized appreciation
   (depreciation) on investments                             87,847     31,946   (179,557)    40,370   (153,361)   (77,635)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        125,356    (80,201)  (148,217)   155,384   (134,573)    42,107
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $160,131    (34,920)  (126,201)   186,074   (125,758)    44,901
--------------------------------------------------------------------------------------------------------------------------



                                                           FRANKLIN S&P 500 INDEX FUND
-----------------------------------------------------------------------------------------
                                                          2000   1999    1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            156          -          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,130         26          -
 Administrative charges                                         533          6          -
-----------------------------------------------------------------------------------------
     Total expenses                                           2,663         32          -
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (2,507)       (32)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net     1,498          -          -
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   1,498          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (43,782)     1,544          -
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (42,284)     1,544          -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       (44,791)     1,512          -
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                                                FRANKLIN TECHNOLOGY
                                                              FRANKLIN SMALL CAP FUND             SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $       -      4,439        386          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           8,307     11,584      3,458          4          -          -
 Administrative charges                                       2,077      2,896        865          1          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                          10,384     14,480      4,323          5          -          -
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                               (10,384)   (10,041)    (3,937)        (5)         -          -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        139,893        620     49,628          -          -          -
     Realized gains (losses) on sales of investments, net    36,877    346,621     (1,660)       (93)         -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 176,770    347,241     47,968        (93)         -          -
  Net change in unrealized appreciation
   (depreciation) on investments                           (514,056)   472,910    (48,794)    (4,042)         -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (337,286)   820,151       (826)    (4,135)         -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $(347,670)   810,110     (4,763)    (4,140)         -          -
--------------------------------------------------------------------------------------------------------------------------


                                                           FRANKLIN U.S. GOVERNMENT FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            928    152,061     64,457
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           5,856      6,209      5,484
 Administrative charges                                       1,464      1,552      1,371
-----------------------------------------------------------------------------------------
Total expenses                                                7,320      7,761      6,855
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (6,392)   144,300     57,602
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
 Realized gains (losses) on sales of investments, net        (2,965)     6,118     17,179
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (2,965)     6,118     17,179
  Net change in unrealized appreciation
   (depreciation) on investments                            117,591   (167,882)   (18,101)
-----------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net       114,626   (161,764)      (922)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       108,234    (17,464)    56,680
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                         FRANKLIN VALUE SECURITIES FUND  FRANKLIN ZERO COUPON FUND - 2000
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998      2000        1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares                          $   21         15          -     28,396     57,505     27,976
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                              46         15          -      1,791      2,164      2,236
 Administrative charges                                          12          4          -        448        541        559
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                              58         19          -      2,239      2,705      2,795
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                   (37)        (4)         -     26,157     54,800     25,181
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -      4,363      7,930      4,476
     Realized gains (losses) on sales of investments, net       (63)        (5)        (3)     5,533      1,819      4,953
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                     (63)        (5)        (3)     9,896      9,749      9,429
  Net change in unrealized appreciation
   (depreciation) on investments                              1,233       (203)      (289)   (22,160)   (56,550)   (11,643)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net          1,170       (208)      (292)   (12,264)   (46,801)    (2,214)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $1,133       (212)      (292)    13,893      7,999     22,967
--------------------------------------------------------------------------------------------------------------------------



                                                        FRANKLIN ZERO COUPON FUND - 2005
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares                             353     47,477     22,733
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,445      2,161      2,431
 Administrative charges                                         611        540        608
-----------------------------------------------------------------------------------------
     Total expenses                                           3,056      2,701      3,039
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (2,703)    44,776     19,694
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          9,788      2,291      5,259
     Realized gains (losses) on sales of investments, net     2,975      1,717      2,463
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  12,763      4,008      7,722
  Net change in unrealized appreciation
   (depreciation) on investments                             31,059    (74,447)    13,788
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         43,822    (70,439)    21,510
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        41,119    (25,663)    41,204
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                  FRANKLIN ZERO                  MUTUAL DISCOVERY
                                                               COUPON FUND - 2010                 SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $   425     70,880     25,369     15,499     13,135      5,534
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,842      3,057      2,862      3,401      3,044      2,229
 Administrative charges                                         711        764        716        850        761        557
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           3,553      3,821      3,578      4,251      3,805      2,786
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (3,128)    67,059     21,791     11,248      9,330      2,748
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          6,716     20,609      3,510          -          -      5,149
     Realized gains (losses) on sales of investments, net      (216)   (15,611)     2,415     10,104      1,014      5,744
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   6,500      4,998      5,925     10,104      1,014     10,893
  Net change in unrealized appreciation
   (depreciation) on investments                             65,817   (146,933)    27,536     28,641     87,371    (49,861)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         72,317   (141,935)    33,461     38,745     88,385    (38,968)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $69,189    (74,876)    55,252     49,993     97,715    (36,220)
--------------------------------------------------------------------------------------------------------------------------



                                                                  MUTUAL SHARES
                                                                 SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         27,055     31,535     11,623
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           4,281      8,110      6,003
 Administrative charges                                       1,070      2,027      1,501
-----------------------------------------------------------------------------------------
Total expenses                                                5,351     10,137      7,504
-----------------------------------------------------------------------------------------
Investment income (loss), net                                21,704     21,398      4,119
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         23,423          -     10,153
     Realized gains (losses) on sales of investments, net    18,963     57,630     10,137
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  42,386     57,630     20,290
  Net change in unrealized appreciation
   (depreciation) on investments                             47,863     58,050    (35,219)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         90,249    115,680    (14,929)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       111,953    137,078    (10,810)
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                 TEMPLETON ASSET                TEMPLETON DEVELOPING
                                                                  STRATEGY FUND               MARKETS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $   385     17,439     10,932      6,334     12,690     19,038
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,464      1,526      1,629      1,901      7,442      2,862
 Administrative charges                                         366        381        407        475      1,860        715
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           1,830      1,907      2,036      2,376      9,302      3,577
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (1,445)    15,532      8,896      3,958      3,388     15,461
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -     16,486     13,002          -          -     61,907
     Realized gains (losses) on sales of investments, net      (116)       393     11,507    (15,322)   (36,364)   (23,346)
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                    (116)    16,879     24,509    (15,322)   (36,364)    38,561
  Net change in unrealized appreciation
   (depreciation) on investments                             (3,389)   (16,541)   (31,637)  (242,509)   329,456   (198,108)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         (3,505)       338     (7,128)  (257,831)   293,092   (159,547)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $(4,950)    15,870      1,768   (253,873)   296,480   (144,086)
--------------------------------------------------------------------------------------------------------------------------



                                                                TEMPLETON GLOBAL
                                                              INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            260     17,513     12,826
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,181      1,140      1,127
 Administrative charges                                         295        285        282
-----------------------------------------------------------------------------------------
     Total expenses                                           1,476      1,425      1,409
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (1,216)    16,088     11,417
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net    (2,572)   (19,414)      (315)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (2,572)   (19,414)      (315)
  Net change in unrealized appreciation
   (depreciation) on investments                              8,475     (9,989)      (521)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net          5,903    (29,403)      (836)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations         4,687    (13,315)    10,581
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                TEMPLETON GROWTH              TEMPLETON INTERNATIONAL
                                                                 SECURITIES FUND                  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $  46,542     48,676     39,344      1,254    118,404     55,115
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          12,701     22,604      9,684     9,526      16,444     10,176
 Administrative charges                                       3,175      5,651      2,421     2,381       4,111      2,544
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                               15,876     28,255     12,105     11,907     20,555     12,720
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                30,666     20,421     27,239    (10,653)    97,849     42,395
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        306,592    235,493    143,312    547,674     57,531    110,714
 Realized gains (losses) on sales of investments, net       (16,475)   135,515     13,548    (40,863)   210,059      9,119
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 290,117    371,008    156,860    506,811    267,590    119,833
  Net change in unrealized appreciation
   (depreciation) on investments                           (296,523)    30,632    (70,051)  (622,167)    89,659    (97,026)
--------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net        (6,406)   401,640     86,809   (115,356)   357,249     22,807
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $  24,260    422,061    114,048   (126,009)   455,098     65,202
--------------------------------------------------------------------------------------------------------------------------



                                                              TEMPLETON INTERNATIONAL
                                                              SMALLER COMPANIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            574        736        488
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             189        204         99
 Administrative charges                                          47         51         25
-----------------------------------------------------------------------------------------
     Total expenses                                             236        255        124
-----------------------------------------------------------------------------------------
Investment income (loss), net                                   338        481        364
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -        565
     Realized gains (losses) on sales of investments, net      (863)       (73)      (121)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                    (863)       (73)       444
  Net change in unrealized appreciation
   (depreciation) on investments                               (828)     4,391     (4,295)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         (1,691)     4,318     (3,851)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        (1,353)     4,799     (3,487)
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                TEMPLETON PACIFIC                   USALLIANZ
                                                              GROWTH SECURITIES FUND         VIP DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $  3,195      4,339     10,966          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,229      3,239      1,388        415          -          -
 Administrative charges                                         557        810        347        104          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           2,786      4,049      1,735        519          -          -
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                   409        290      9,231       (519)         -          -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds             -           -      3,337        164          -          -
     Realized gains (losses) on sales of investments, net   (13,042)   (38,203)   (38,525)       (11)         -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 (13,042)   (38,203)   (35,188)       153          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (92,072)   140,678     (7,500)      (504)         -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (105,114)   102,475    (42,688)      (351)         -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $(104,705)   102,765    (33,457)      (870)         -          -
--------------------------------------------------------------------------------------------------------------------------



                                                                 TOTAL ALL FUNDS
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        707,744  1,437,281    829,763
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                         139,624    166,941    115,794
 Administrative charges                                      34,906     41,732     28,950
-----------------------------------------------------------------------------------------
     Total expenses                                         174,530    208,673    144,744
-----------------------------------------------------------------------------------------
Investment income (loss), net                               533,214  1,228,608    685,019
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds      2,160,477  1,192,768    873,428
 Realized gains (losses) on sales of investments, net       (40,890)  438,044     144,683
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net               2,119,587  1,630,812  1,018,111
  Net change in unrealized appreciation
   (depreciation) on investments                         (3,048,861)   127,167 (1,240,497)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (929,274) 1,757,979   (222,386)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      (396,060) 2,986,587    462,633
-----------------------------------------------------------------------------------------



                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                            AIM V.I. GROWTH FUND          ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                           $  (2,085)       (17)         -     (1,630)       (85)         -
  Realized gains (losses) on investments, net                   (22)         1          -     35,245          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (87,251)     1,702          -    (75,327)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                      (89,358)     1,686          -    (41,712)     2,854          -
--------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                          33,410         60          -     25,800        290          -
  Transfers between funds                                   200,989    102,862          -    100,163    108,720          -
  Surrenders and terminations                                  (648)         -          -     (1,308)         -          -
  Policy loan transactions                                   45,929          3          -     47,581          3          -
  Other transactions (note 2)                               (13,819)       (23)         -    (11,196)       (74)         -
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                             265,861    102,902          -    161,040    108,939          -
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                           176,503    104,588          -    119,328    111,793          -
Net assets at beginning of year                             104,588          -          -    111,793          -          -
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $281,091    104,588          -    231,121    111,793          -
--------------------------------------------------------------------------------------------------------------------------



                                                             ALGER AMERICAN LEVERAGED
                                                                ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                              (1,107)       (63)         -
  Realized gains (losses) on investments, net                13,768          1          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (59,438)       356          -
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                      (46,777)       294          -
-----------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                          29,263        290          -
  Transfers between funds                                   170,811      6,349          -
  Surrenders and terminations                                   (87)         -          -
  Policy loan transactions                                   (4,117)         -          -
  Other transactions (note 2)                               (12,238)       (30)         -
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                             183,632      6,609          -
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets                           136,855      6,903          -
Net assets at beginning of year                               6,903          -          -
-----------------------------------------------------------------------------------------
Net assets at end of year                                   143,758      6,903          -
-----------------------------------------------------------------------------------------



See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN AGGRESSIVE                FRANKLIN GLOBAL
                                                              GROWTH SECURITIES FUND      COMMUNICATIONS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                $  -            -        -     42,957     51,567     50,771
  Realized gains (losses) on investments, net                   (17)           -        -    504,099    435,615    149,908
  Net change in unrealized appreciation
   (depreciation) on investments                                (56)           -        - (1,385,750)   183,386    (40,828)
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                          (73)           -        -   (838,694)   670,568    159,851
--------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                               -            -        -    110,078     91,957    104,584
  Transfers between funds                                       234            -        -    187,438     78,700    (38,007)
  Surrenders and terminations                                     -            -        -    (58,839)   (92,132)   (46,228)
  Policy loan transactions                                        -            -        -    (15,158)   (58,830)    32,511
  Other transactions (note 2)                                   (51)           -        -    (92,196)   (69,624)   (65,057)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from policy transactions                                       183            -        -    131,323    (49,929)   (12,197)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                               110            -        -   (707,371)   620,639    147,654
Net assets at beginning of year                                   -            -        -  2,362,390  1,741,751  1,594,097
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $110            -        -  1,655,019  2,362,390  1,741,751
--------------------------------------------------------------------------------------------------------------------------



                                                                 FRANKLIN GLOBAL
                                                            HEALTH CARE SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                              (1,365)      (227)       (67)
  Realized gains (losses) on investments, net                 2,822       (162)         2
  Net change in unrealized appreciation
   (depreciation) on investments                             53,733     (1,826)     1,694
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                       55,190     (2,215)     1,629
-----------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                           9,532          -          -
  Transfers between funds                                    98,109     43,673      6,656
  Surrenders and terminations                                   (23)         -          -
  Policy loan transactions                                   (2,594)         -          -
  Other transactions (note 2)                                (5,702)    (1,606)       (20)
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                              99,322     42,067      6,636
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets                           154,512     39,852      8,265
Net assets at beginning of year                              48,117      8,265          -
-----------------------------------------------------------------------------------------
Net assets at end of year                                   202,629     48,117      8,265
-----------------------------------------------------------------------------------------



                See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                 FRANKLIN GROWTH AND              FRANKLIN HIGH               FRANKLIN INCOME
                                              INCOME SECURITIES FUND              INCOME FUND                 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $  173,941     95,714    65,829     (1,134)  366,753   147,388   136,280   117,308   100,580
  Realized gains (losses)
   on investments, net                    320,842    363,952   231,500    (26,540)   11,491    38,724    (8,110)  (69,640)   29,857
     Net change in unrealized
     appreciation (depreciation)
     on investments                       (27,277)  (453,957) (118,668)  (151,720) (391,353) (177,480)   27,941   (78,033) (115,794)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          467,506      5,709   178,661   (179,394)  (13,109)    8,632   156,111   (30,365)   14,643
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                       324,636    426,492   427,399     31,452    41,715    55,984   125,569   184,826   219,675
  Transfers between funds                (353,966)   160,733   282,965    (15,935) (340,702)  (12,125) (204,758) (229,489)  295,129
  Surrenders and terminations             (90,526)  (172,737)  (66,385)   (19,834)  (19,154)  (21,000)  (39,703) (146,257)  (50,336)
  Policy loan transactions                (13,798)   (33,949)  (31,446)    (1,996)  111,630  (168,452)    2,625   (33,988)  (12,262)
  Other transactions (note 2)            (181,752)  (217,639) (202,446)   (30,340)  (38,583)  (43,702)  (68,593)  (95,328) (101,921)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions           (315,406)   162,900   410,087    (36,653) (245,094) (189,295) (184,860) (320,236)  350,285
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         152,100    168,609   588,748   (216,047) (258,203) (180,663)  (28,749) (350,601)  364,928
Net assets at beginning of year         3,074,550  2,905,941 2,317,193  1,395,748 1,653,951 1,834,614 1,206,414 1,557,015 1,192,087
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $3,226,650  3,074,550 2,905,941  1,179,701 1,395,748 1,653,951 1,177,665 1,206,414 1,557,015
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                               FRANKLIN LARGE                       FRANKLIN                 FRANKLIN NATURAL
                                         CAP GROWTH SECURITIES FUND             MONEY MARKET FUND        RESOURCES SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $  (3,541)    (2,387)     (776)    70,823     59,354    52,588     (881)      960     1,695
  Realized gains (losses)
    on investments, net                    76,709      2,133       989          -          -         -   26,306   (11,396)   (8,058)
  Net change in unrealized
   appreciation (depreciation)
   on investments                         (33,965)   185,307    34,912          -          -         -  103,385    57,915   (35,420)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     39,203    185,053    35,125     70,823     59,354    52,588  128,810    47,479   (41,783)
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                        30,535      2,228         -    106,149  1,449,209  3,668,991   10,460   11,095    13,268
  Transfers between funds                 306,708    415,799   194,912     58,039 (1,876,143)(2,423,871) (67,427) 158,751    59,479
  Surrenders and terminations             (11,993)         -         -   (203,639)    (5,222)   (54,872)  (4,636)  (4,568)   (5,593)
  Policy loan transactions                 (4,703)         -         -     18,991   (212,772)    (9,864)    (692)  (1,372)      789
  Other transactions (note 2)             (30,875)    (9,373)   (3,276)   (31,332)   (37,400)   (39,778) (11,318)  (7,584)   (6,590)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting
       from policy transactions           289,672    408,654   191,636    (51,792)  (682,328) 1,140,606 (73,613)  156,322    61,353
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         328,875    593,707   226,761     19,031   (622,974) 1,193,194   55,197  203,801    19,570
Net assets at beginning of year           918,500    324,793    98,032  1,281,162  1,904,136    710,942  328,864  125,063   105,493
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,247,375    918,500   324,793  1,300,193  1,281,162  1,904,136  384,061  328,864   125,063
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       22


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                     FRANKLIN                       FRANKLIN RISING                 FRANKLIN
                                                  REAL ESTATE FUND               DIVIDENDS SECURITIES FUND     S&P 500 INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 34,775     45,281    22,016     30,690     8,815      2,794   (2,507)      (32)        -
  Realized gains (losses)
     on investments, net                    37,509   (112,147)   31,340    115,014    18,788    119,742    1,498         -         -
  Net change in unrealized
   appreciation (depreciation)
   on investments                           87,847     31,946  (179,557)    40,370  (153,361)   (77,635) (43,782)    1,544         -
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     160,131    (34,920) (126,201)   186,074  (125,758)    44,901  (44,791)    1,512         -
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                         66,238     95,970   115,546    111,694   154,974    161,902   37,656       188         -
  Transfers between funds                 (115,448)    29,166    37,909   (126,040)  163,115    244,722  448,523   133,170         -
  Surrenders and terminations              (20,492)   (27,988)  (10,028)   (49,852)  (55,133)   (14,872)  (1,253)        -         -
  Policy loan transactions                  (1,933)    (4,008)   (4,950)    (6,627)   (7,676)    (4,345)  (2,604)        4         -
  Other transactions (note 2)              (42,031)   (50,794)  (55,881)   (71,484)  (86,406)   (78,620) (21,281)      (83)        -
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions           (113,666)    42,346    82,596   (142,309)  168,874    308,787  461,041   133,279         -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           46,465      7,426   (43,605)    43,765    43,116    353,688  416,250   134,791         -
Net assets at beginning of year            610,109    602,683   646,288  1,051,719 1,008,603    654,915  134,791         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $656,574    610,109   602,683  1,095,484 1,051,719  1,008,603   551,041  134,791         -
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       23

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                   FRANKLIN                       FRANKLIN                        FRANKLIN
                                                SMALL CAP FUND             TECHNOLOGY SECURITIES FUND       U.S. GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net       $   (10,384)   (10,041)   (3,937)        (5)        -         -    (6,392)  144,300    57,602
  Realized gains (losses)
     on investments, net                  176,770    347,241    47,968        (93)        -         -    (2,965)    6,118    17,179
  Net change in unrealized
     appreciation (depreciation)
     on investments                      (514,056)   472,910   (48,794)    (4,042)        -         -   117,591  (167,882)  (18,101)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                   (347,670)   810,110    (4,763)    (4,140)        -         -   108,234   (17,464)   56,680
-----------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                       150,525    110,923   113,167      3,078         -         -    28,096    35,686    36,225
  Transfers between funds                 431,378     56,814   400,975     11,897         -         -     4,280   118,949     2,433
  Surrenders and terminations             (58,959)   (18,608)   (9,697)         -         -         -   (28,054)   (4,133)  (28,787)
  Policy loan transactions                 (7,636)    (7,020)     (575)         -         -         -     1,972    (5,749)   (7,674)
  Other transactions (note 2)            (103,527)   (66,249)  (47,188)    (1,290)        -         -   (27,533)  (31,127)  (28,339)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions           411,781     75,860   456,682     13,685         -         -   (21,239)  113,626   (26,142)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          64,111    885,970   451,919      9,545         -         -    86,995    96,162    30,538
Net assets at beginning of year         1,695,730    809,760   357,841          -         -         - 1,004,398   908,236   877,698
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,759,841  1,695,730   809,760      9,545         -         - 1,091,393 1,004,398   908,236
-----------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       24

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998


                                                      FRANKLIN                       FRANKLIN                     FRANKLIN
                                               VALUE SECURITIES FUND          ZERO COUPON FUND - 2000      ZERO COUPON FUND - 2005
----------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000      1999      1998      2000      1999    1998
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ (37)        (4)        -     26,157    54,800    25,181    (2,703)   44,776  19,694
  Realized gains (losses)
    on investments, net                        (63)        (5)       (3)     9,896     9,749     9,429    12,763     4,008   7,722
  Net change in unrealized appreciation
   (depreciation) on investments             1,233       (203)     (289)   (22,160)  (56,550)  (11,643)   31,059   (74,447) 13,788
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                       1,133       (212)     (292)    13,893     7,999    22,967    41,119   (25,663) 41,204
----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                             25          -         -          -         -         -         -         -       -
  Transfers between funds                   (1,755)     2,985     3,405   (313,038)        -         -   (11,096)        -       -
  Surrenders and terminations                  (88)         -         -    (49,071)        -    (9,045)        -         -       -
  Policy loan transactions                       -          -         -       (176)   (5,480)   (7,106)        -         -       -
  Other transactions (note 2)                  (72)       (60)      (15)    (2,865)   (3,818)   (4,490)   (3,850)   (4,393) (4,873)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions             (1,890)     2,925     3,390   (365,150)   (9,298)  (20,641)  (14,946)   (4,393) (4,873)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             (757)     2,713     3,098   (351,257)   (1,299)    2,326    26,173   (30,056) 36,331
Net assets at beginning of year              5,811      3,098         -    351,257   352,556   350,230   360,912   390,968 354,637
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 5,054      5,811     3,098          -   351,257   352,556   387,085   360,912 390,968
----------------------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                       25



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                    FRANKLIN ZERO              MUTUAL DISCOVERY                MUTUAL SHARES
                                                 COUPON FUND - 2010             SECURITIES FUND                SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998      2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (3,128)    67,059    21,791    11,248     9,330     2,748    21,704    21,398     4,119
  Realized gains (losses)
    on investments, net                      6,500      4,998     5,925    10,104     1,014    10,893    42,386    57,630    20,290
  Net change in unrealized appreciation
   (depreciation) on investments            65,817   (146,933)   27,536    28,641    87,371   (49,861)   47,863    58,050   (35,219)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                      69,189    (74,876)   55,252    49,993    97,715   (36,220)  111,953   137,078   (10,810)
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                             11          -         -     2,010         -         -    71,550    85,752    74,363
  Transfers between funds                        4     17,617         -   (40,606)   47,820   155,186  (198,835)  (66,613)  214,033
  Surrenders and terminations                    -          -         -      (409)        -         -    (8,995)  (53,521)   (3,707)
  Policy loan transactions                    (224)      (211)   (1,739)     (272)     (184)  (56,263)   21,945       639  (111,671)
  Other transactions (note 2)               (5,867)    (7,354)   (6,849)   (9,859)   (8,537)   (7,963)  (43,572)  (51,904)  (41,817)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions             (6,076)    10,052    (8,588)  (49,136)   39,099    90,960  (157,907)  (85,647)  131,201
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           63,113    (64,824)   46,664       857   136,814    54,740   (45,954)   51,431   120,391
Net assets at beginning of year            391,363    456,187   409,523   546,938   410,124   355,384 1,090,067 1,038,636   918,245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $454,476    391,363   456,187   547,795   546,938   410,124 1,044,113 1,090,067 1,038,636
-----------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


                                       26

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                  TEMPLETON ASSET               TEMPLETON DEVELOPING          TEMPLETON GLOBAL
                                                   STRATEGY FUND              MARKETS SECURITIES FUND       INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $ (1,445)    15,532     8,896      3,958     3,388    15,461    (1,216)   16,088    11,417
  Realized gains (losses)
    on investments, net                      (116)    16,879    24,509    (15,322)  (36,364)   38,561    (2,572)  (19,414)     (315)
  Net change in unrealized appreciation
   (depreciation) on investments           (3,389)   (16,541)  (31,637)  (242,509)  329,456  (198,108)    8,475    (9,989)     (521)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     (4,950)    15,870     1,768   (253,873)  296,480  (144,086)    4,687   (13,315)   10,581
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                           750      1,388     1,438    113,505   121,799   159,440    30,890    40,576    43,650
  Transfers between funds                    (151)         -     5,929    (91,761)   12,846     5,954   (34,319)   (6,299)    8,645
  Surrenders and terminations                (374)         -         -    (15,660)  (58,096)  (19,910)  (14,000)   (6,067)   (2,203)
  Policy loan transactions                   (299)      (249)  (77,494)   (10,671)   (5,057)  (16,461)     (915)   (5,426)   (4,262)
  Other transactions (note 2)              (4,124)    (4,265)   (4,852)   (48,263)  (58,605)  (56,866)  (15,580)  (18,386)  (18,506)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions            (4,198)    (3,126)  (74,979)   (52,850)   12,887    72,157   (33,924)    4,398    27,324
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (9,148)    12,744   (73,211)  (306,723)  309,367   (71,929)  (29,237)   (8,917)   37,905
Net assets at beginning of year           251,342    238,598   311,809    872,827   563,460   635,389   180,418   189,335   151,430
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $242,194    251,342   238,598    566,104   872,827   563,460   151,181   180,418   189,335
-----------------------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                  TEMPLETON GROWTH           TEMPLETON INTERNATIONAL       TEMPLETON INTERNATIONAL
                                                  SECURITIES FUND                SECURITIES FUND           SMALLER COMPANIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000       1999      1998     2000     1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 30,666     20,421    27,239    (10,653)    97,849    42,395      338      481       364
  Realized gains (losses)
    on investments, net                    290,117    371,008   156,860    506,811    267,590   119,833     (863)     (73)      444
  Net change in unrealized appreciation
   (depreciation) on investments          (296,523)    30,632   (70,051)  (622,167)    89,659   (97,026)    (828)   4,391    (4,295)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                      24,260    422,061   114,048   (126,009)   455,098    65,202   (1,353)   4,799    (3,487)
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                        295,194    303,315   318,275    258,394    311,731   343,054      197        -         -
  Transfers between funds                 (156,944)   521,326   262,188   (215,971)   (29,725)  214,070   (4,945)  16,263     9,480
  Surrenders and terminations              (44,456)   (97,718)  (42,480)   (61,698)  (170,512)  (77,537)      (9)       -         -
  Policy loan transactions                   3,884    (20,511)  (11,353)    13,375    (30,248)  (14,359)       -        -         -
  Other transactions (note 2)             (168,698)  (160,767) (144,669)  (140,472)  (155,117) (150,458)    (667)    (481)     (360)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions            (71,020)   545,645   381,961   (146,372)   (73,871)  314,770   (5,424)  15,782     9,120
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (46,760)   967,706   496,009   (272,381)   381,227   379,972   (6,777)  20,581     5,633
Net assets at beginning of year          2,751,077  1,783,371 1,287,362  2,208,092  1,826,865 1,446,893   38,684   18,103    12,470
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $2,704,317  2,751,077 1,783,371  1,935,711  2,208,092 1,826,865   31,907   38,684    18,103
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                           TEMPLETON PACIFIC                  USALLIANZ
                                        GROWTH SECURITIES FUND       VIP DIVERSIFIED ASSETS FUND         TOTAL ALL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                         2000       1999      1998     2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $  409        290     9,231     (519)        -        -     533,214   1,228,608      685,019
  Realized gains (losses)
    on investments, net               (13,042)   (38,203)  (35,188)     153         -        -   2,119,587   1,630,812    1,018,111
  Net change in unrealized
   appreciation (depreciation)
   on investments                     (92,072)   140,678    (7,500)    (504)        -        -  (3,048,861)    127,167   (1,240,497)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations               (104,705)   102,765   (33,457)    (870)        -        -    (396,060)  2,986,587      462,633
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                    69,233     73,542    91,236      359         -        -   2,076,289   3,544,006    5,948,197
  Transfers between funds             (69,227)    38,598   (25,732)   5,476         -        -       1,827    (314,715)     (95,665)
  Surrenders and terminations         (10,627)    (7,288)  (15,757)       -         -        -    (795,233)   (939,134)    (478,437)
  Policy loan transactions               (211)    (1,853)   (2,091)  22,905         -        -     104,581    (322,304)    (509,067)
  Other transactions (note 2)         (33,466)   (38,569)  (29,702)    (470)        -        -  (1,234,383) (1,224,179)  (1,144,238)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions       (44,298)    64,430    17,954   28,270         -        -     153,081     743,674    3,720,790
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets    (149,003)   167,195   (15,503)  27,400         -        -    (242,979)  3,730,261    4,183,423
Net assets at beginning of year       441,517    274,322   289,825        -         -        - 24,826,0812   1,095,820   16,912,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $292,514    441,517   274,322   27,400         -        - 24,583,102   24,826,081   21,095,820
-----------------------------------------------------------------------------------------------------------------------------------


                See accompanying notes to financial statements.

                                       29

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 2000


1. ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
---------                                                ------------------
AIM V.I. Growth Fund                                     AIM Advisors, Inc.
Alger American Growth Portfolio                          Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund               Franklin Advisers, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund               Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin Technology Securities Fund                      Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                         Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund                            Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
Templeton International Securities Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund*                   Allianz of America, Inc.
USAllianz VIP Fixed Income Fund*                         Allianz of America, Inc.
USAllianz VIP Growth Fund*                               Allianz of America, Inc.

* Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options on May 1, 2000. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options. The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                        Effective Date
-----------------                                    --------------------                        --------------

Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund   November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund        November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund              November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund    November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund                December 15, 1999
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund             May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund      May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund    May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund                May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund         May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund               May 1, 2000

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.


CONTRACT BASED EXPENSES
A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 2000, 1999 and 1998 were $1,042,625, $1,024,902 and $939,693, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for years ended December 31, 2000, 1999 and 1998 were $48,565, $42,540, and $40,600, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 2000, 1999 and 1998 were $143,193, $167,757, and $213,159, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during years ended December 31, 2000, 1999 and 1998, respectively. Net transfers (to)/from the Fixed Account during years ended December 31, 2000, 1999 and 1998 were $1,827, ($314,715), and ($95,665), respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 are as follows.

                                                         COST OF           PROCEEDS FROM
PORTFOLIO                                               PURCHASES              SALES
                                                     ---------------------------------------

AIM V.I. Growth Fund                                    $278,442              $12,449
Alger American Growth Portfolio                          223,935               28,969
Alger American Leveraged AllCap Portfolio                213,920               15,579
Franklin Aggressive Growth Securities Fund                   234                   51
Franklin Global Communications Securities Fund           897,578              240,813
Franklin Global Health Care Securities Fund              120,581               21,922
Franklin Growth and Income Securities Fund               721,381              503,354
Franklin High Income Fund                                 73,199              111,808
Franklin Income Securities Fund                          277,998              313,335
Franklin Large Cap Growth Securities Fund                441,720               99,436
Franklin Money Market Fund                               871,857              845,711
Franklin Natural Resources Securities Fund               103,951              177,815
Franklin Real Estate Fund                                109,726              160,875
Franklin Rising Dividends Securities Fund                408,269              354,248
Franklin S&P 500 Index Fund                              493,786               33,290
Franklin Small Cap Fund                                  739,404              195,484
Franklin Technology Securities Fund                       14,880                1,196
Franklin U.S. Government Fund                             57,632               85,088
Franklin Value Securities Fund                             4,318                6,188
Franklin Zero Coupon Fund - 2005                          10,141               18,145
Franklin Zero Coupon Fund - 2010                           7,156                9,692
Mutual Discovery Securities Fund                          29,552               67,488
Mutual Shares Securities Fund                            265,784              375,703
Templeton Asset Strategy Fund                                974                6,692
Templeton Developing Markets Securities Fund              85,045              134,478
Templeton Global Income Securities Fund                   20,837               54,915
Templeton Growth Securities Fund                         585,597              316,672
Templeton International Securities Fund                  713,392              317,278
Templeton International Smaller Companies  Fund           44,984               49,933
Templeton Pacific Growth Securities Fund                  74,846              119,251
USAllianz VIP Diversified Assets Fund                     34,719                1,862
USAllianz VIP Fixed Income Fund                             -                      -
USAllianz VIP Growth Fund                                   -                      -

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 2000, 1999, and 1998, were as follows:
                                                                               FRANKLIN    FRANKLIN
                                                             ALGER   FRANKLIN    GLOBAL      GLOBAL    FRANKLIN
                                          AIM     ALGER  AMERICAN AGGRESSIVE  COMMUNI-      HEALTH  GROWTH AND  FRANKLIN   FRANKLIN
                                         V.I.  AMERICAN LEVERAGED     GROWTH   CATIONS        CARE      INCOME      HIGH     INCOME
                                       GROWTH    GROWTH    ALLCAP SECURITIES SECURITIES SECURITIES  SECURITIES    INCOME SECURITIES
                                         FUND PORTFOLIO PORTFOLIO       FUND       FUND       FUND        FUND      FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997      -         -         -          -    51,056           -      58,217    74,683     47,169
Policy transactions:
 Purchase payments                          -         -         -          -     3,254           -      10,356     2,263      8,710
 Transfers between funds                    -         -         -          -    (1,327)        778       6,612      (511)    11,713
 Surrenders and terminations                -         -         -          -    (1,451)          -      (1,628)     (852)    (1,996)
 Policy loan transactions                   -         -         -          -     1,042           -        (754)   (6,603)      (481)
 Other transactions                         -         -         -          -    (2,025)         (2)     (4,902)   (1,762)    (4,044)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                  -         -         -          -      (507)        776       9,684    (7,465)    13,902
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998      -         -         -          -    50,549         776      67,901    67,218     61,071
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          6        27        24          -     2,513           -       9,794     1,690      7,313
 Transfers between funds                9,424    10,207       546          -     2,372       4,350       3,569   (13,852)    (9,019)
 Surrenders and terminations                -         -         -          -    (2,487)          -      (3,906)     (778)    (5,700)
 Policy loan transactions                   -         -         -          -    (1,632)          -        (776)    4,472     (1,326)
 Other transactions                        (2)       (7)       (3)         -    (1,783)       (176)     (4,992)   (1,561)    (3,782)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions              9,428    10,227       567          -    (1,017)      4,174       3,689   (10,029)   (12,514)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999  9,428    10,227       567          -    49,532       4,950      71,590    57,189     48,557
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                      3,057     2,401     2,585          -     2,534         670       7,352     1,335      4,725
 Transfers between funds               16,754     9,105    14,072         21     3,840       7,097      (8,380)     (324)    (8,608)
 Surrenders and terminations              (61)     (113)       (8)         -    (1,346)         (2)     (2,009)     (839)    (2,375)
 Policy loan transactions               4,191     4,417      (315)         -      (340)       (155)       (305)      (85)       152
 Other transactions                    (1,262)   (1,042)   (1,072)        (6)   (2,139)       (390)     (4,095)   (1,297)    (2,578)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             22,679    14,768    15,262         15     2,549       7,220      (7,437)   (1,210)    (8,684)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
   December 31, 2000                   32,107    24,995    15,829         15    52,081      12,170      64,153    55,979     39,873
-----------------------------------------------------------------------------------------------------------------------------------



                                       34

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)


                                     FRANKLIN             FRANKLIN             FRANKLIN
                                    LARGE CAP  FRANKLIN    NATURAL  FRANKLIN     RISING   FRANKLIN   FRANKLIN   FRANKLIN   FRANKLIN
                                       GROWTH     MONEY  RESOURCES      REAL  DIVIDENDS    S&P 500      SMALL TECHNOLOGY       U.S.
                                   SECURITIES    MARKET SECURITIES    ESTATE SECURITIES      INDEX        CAP SECURITIES GOVERNMENT
                                         FUND      FUND       FUND      FUND       FUND       FUND       FUND       FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1997                       7,386    43,767     8,354     19,569    31,403           -      23,599         -    39,400
Policy transactions:
 Purchase payments                          -   216,819     1,227      3,889     7,667           -       7,774         -    1,572
 Transfers between funds               13,340  (142,026)    4,888      1,042    11,079           -      26,906         -       45
 Surrenders and terminations                -    (3,319)     (544)      (354)     (668)          -        (631)        -    (1,237)
 Policy loan transactions                   -      (599)       57       (163)     (199)          -         (47)        -      (332)
 Other transactions                      (230)   (2,394)     (609)    (1,880)   (3,711)          -      (3,266)        -    (1,215)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             13,110    68,481     5,019      2,534    14,168           -      30,736         -    (1,167)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1998                      20,496   112,248    13,373     22,103    45,571           -      54,335         -    38,233
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                        121    63,552       994      3,616     7,371          18       6,412         -     1,517
 Transfers between funds               24,283   (88,436)   13,577      1,406     7,234      12,857       2,514         -     5,003
 Surrenders and terminations                -      (303)     (385)    (1,034)   (2,659)          -      (1,091)        -      (178)
 Policy loan transactions                   -   (12,282)     (121)      (148)     (360)          -        (330)        -      (245)
 Other transactions                      (541)   (2,142)     (648)    (1,924)   (4,136)         (8)     (3,631)        -    (1,327)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             23,863   (39,611)   13,417      1,916     7,450      12,867       3,874         -     4,770
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1999                      44,359    72,637    26,790     24,019    53,021      12,867      58,209         -    43,003
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                      1,343     5,915       713      2,272     5,536       3,642       5,132       282     1,160
 Transfers between funds               13,772     2,914    (3,207)    (4,323)   (6,292)     43,825      13,434     1,110       174
 Surrenders and terminations             (505)  (10,521)     (332)      (718)   (2,458)       (118)     (1,717)        -    (1,177)
 Policy loan transactions                (209)    1,023       (52)       (58)     (318)       (243)       (260)        -        79
 Other transactions                    (1,366)   (1,870)     (816)    (1,455)   (3,523)     (2,075)     (3,530)     (126)   (1,137)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             13,035    (2,539)   (3,694)    (4,282)   (7,055)     45,031      13,059     1,266      (901)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 2000                      57,394    70,098    23,096     19,737    45,966      57,898      71,268     1,266    42,102
-----------------------------------------------------------------------------------------------------------------------------------

                                       35

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)
                                               FRANKLIN  FRANKLIN   FRANKLIN                                   TEMPLETON  TEMPLETON
                                     FRANKLIN      ZERO      ZERO       ZERO     MUTUAL      MUTUAL TEMPLETON DEVELOPING     GLOBAL
                                        VALUE    COUPON    COUPON     COUPON  DISCOVERY      SHARES     ASSET    MARKETS     INCOME
                                   SECURITIES      FUND      FUND       FUND SECURITIES  SECURITIES  STRATEGY SECURITIES SECURITIES
                                         FUND    - 2000    - 2005     - 2010       FUND        FUND      FUND       FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1997                           -    13,796    11,932     11,826     29,439      75,999    22,230     62,109     8,916
Policy transactions:
 Purchase payments                          -         -         -          -          -       6,140       102     18,632     2,504
 Transfers between funds                  401         -         -          -     11,424      16,707       445        714       502
 Surrenders and terminations                -      (346)        -          -          -        (307)        -     (2,188)     (129)
 Policy loan transactions                   -      (263)        -        (45)    (4,187)     (8,559)   (5,298)    (1,902)     (244)
 Other transactions                        (2)     (171)     (154)      (184)      (647)     (3,446)     (335)    (6,572)   (1,062)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                399      (780)     (154)      (229)     6,590      10,535    (5,086)     8,684     1,571
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1998                         399    13,016    11,778     11,597     36,029      86,534    17,144     70,793    10,487
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          -         -         -          -          -       6,655        97     12,797     2,351
 Transfers between funds                  351         -         -         36      3,795      (4,569)        -       (292)     (416)
 Surrenders and terminations                -         -         -          -          -      (3,954)        -     (5,532)     (354)
 Policy loan transactions                   -      (200)        -         (6)       (15)         44       (17)      (539)     (312)
 Other transactions                        (8)     (140)     (139)      (205)      (694)     (4,023)     (302)    (5,779)   (1,070)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                343      (340)     (139)      (175)     3,086      (5,847)     (222)       655       199
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1999                         742    12,676    11,639     11,422     39,115      80,687    16,922     71,448    10,686
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          3         -         -          -        133       5,167        52     11,310     1,863
 Transfers between funds                 (207)  (10,857)     (347)         -     (2,803)    (15,201)      (10)    (9,182)   (2,073)
 Surrenders and terminations              (10)   (1,716)        -          -        (28)       (646)      (26)    (1,608)     (833)
 Policy loan transactions                   -        (6)        -         (6)       (18)      1,669       (22)    (1,007)      (55)
 Other transactions                        (8)      (97)     (118)      (159)      (663)     (3,142)     (291)    (4,733)     (939)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions               (222)  (12,676)     (465)      (165)    (3,379)    (12,153)     (297)    (5,220)   (2,037)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 2000                         520         -    11,174     11,257     35,736      68,534    16,625     66,228     8,649
-----------------------------------------------------------------------------------------------------------------------------------


                                       36


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)
                                                                                      TEMPLETON    TEMPLETON    USALLIANZ
                                                        TEMPLETON      TEMPLETON  INTERNATIONAL      PACIFIC          VIP
                                                           GROWTH  INTERNATIONAL        SMALLER       GROWTH  DIVERSIFIED     TOTAL
                                                       SECURITIES     SECURITIES      COMPANIES   SECURITIES       ASSETS       ALL
                                                             FUND           FUND           FUND         FUND         FUND     FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                     85,767         78,634         1,139        29,580            -   835,970
Policy transactions:
 Purchase payments                                         20,228         17,692             -        11,546            -   340,375
 Transfers between funds                                   16,458         10,775           795        (2,703)           -   (11,943)
 Surrenders and terminations                               (2,700)        (3,966)            -        (2,018)           -   (24,334)
 Policy loan transactions                                    (677)          (733)            -          (247)           -   (30,234)
 Other transactions                                        (9,229)        (7,641)          (35)       (3,684)           -   (59,202)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 24,080         16,127           760         2,894            -   214,662
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    109,847         94,761         1,899        32,474            - 1,050,632
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                                         17,440         15,075             -         7,406            -   166,789
 Transfers between funds                                   29,397         (1,898)        1,448         2,890            -    16,777
 Surrenders and terminations                               (5,394)        (8,060)            -          (672)           -   (42,487)
 Policy loan transactions                                  (1,166)        (1,465)            -          (168)           -   (16,592)
 Other transactions                                        (9,072)        (7,285)          (46)       (3,497)           -   (58,923)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 31,205         (3,633)        1,402         5,959            -    65,564
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999                    141,052         91,128         3,301        38,433            - 1,116,196
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                                         15,727         11,396            17        7,188            36   103,546
 Transfers between funds                                   (8,316)        (9,529)         (490)      (6,552)          361    29,778
 Surrenders and terminations                               (2,401)        (2,727)           (1)      (1,086)            -   (35,381)
 Policy loan transactions                                     230            576             -          (30)        2,269    11,124
 Other transactions                                        (8,981)        (6,191)          (56)      (3,415)          (45)  (58,619)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 (3,741)        (6,475)         (530)      (3,895)        2,621    50,448
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 2000                    137,311         84,653         2,771       34,538         2,621 1,166,644
-----------------------------------------------------------------------------------------------------------------------------------


                                       37


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES

A summary of units outstanding, unit values, and total return for variable life contracts and the expense ratios, including expenses of the underlying funds, each of the five years in the period ended December 31, 2000 follows:

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH FUND
December 31,
 2000                                                       32,107        $8.755         -21.1%   $281,091          1.58%
 1999(1)                                                     9,428         11.094         10.9     104,588          1.48+

ALGER AMERICAN GROWTH PORTFOLIO
December 31,
 2000                                                       24,995         9.247         -15.4     231,121          1.54
 1999(1)                                                    10,227        10.932           9.3     111,793          1.54+

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
December 31,
 2000                                                       15,829         9.081         -25.4     143,758          1.65
 1999(1)                                                       567        12.171          21.7       6,903          1.68+

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
December 31,
 2000(6)                                                        15         7.552         -24.5         110          1.65+

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
December 31,
 2000                                                       52,081        31.777         -33.4   1,655,019          1.27
 1999                                                       49,532        47.679          38.4   2,362,390          1.26
 1998                                                       50,549        34.456          10.4   1,741,751          1.25
 1997                                                       51,056        31.223          25.8   1,594,097          1.25
 1996                                                       54,519        24.816           6.3   1,352,938          1.25

FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND
December 31,
 2000                                                       12,170        16.650          71.3     202,629          1.53
 1999                                                        4,950         9.720          -8.8      48,117          1.57
 1998(2)                                                       776        10.656           6.6       8,265          1.59+

FRANKLIN GROWTH AND INCOME SECURITIES FUND
December 31,
 2000                                                       64,153        50.297          17.1   3,226,650          1.25
 1999                                                       71,590        42.947           0.4   3,074,550          1.24
 1998                                                       67,901        42.797           7.5   2,905,941          1.24
 1997                                                       58,217        39.803          26.8   2,317,193          1.24
 1996                                                       54,351        31.393          13.3   1,706,254          1.25

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME FUND
December 31,
 2000                                                       55,980       $21.074         -13.7% $1,179,701          1.32%
 1999                                                       57,189        24.406          -0.8   1,395,748          1.29
 1998                                                       67,218        24.606           0.2   1,653,951          1.28
 1997                                                       74,683        24.565          10.7   1,834,614          1.28
 1996                                                       84,503        22.188          13.0   1,874,953          1.29


FRANKLIN INCOME SECURITIES FUND
December 31,
 2000                                                       39,873        29.536          18.9   1,177,665          1.25
 1999                                                       48,557        24.846          -2.5   1,206,414          1.25
 1998                                                       61,071        25.496           0.9   1,557,015          1.24
 1997                                                       47,169        25.273          16.2   1,192,087          1.25
 1996                                                       39,985        21.747          10.4     869,551          1.25


FRANKLIN LARGE CAP GROWTH SECURITIES FUND
December 31,
 2000                                                       57,393        21.734           5.0   1,247,375          1.53
 1999                                                       44,359        20.706          30.7     918,500          1.52
 1998                                                       20,496        15.847          19.4     324,793          1.52
 1997                                                        7,386        13.273          17.4      98,032          1.52
 1996(3)                                                       391        11.303          13.0       4,418          1.52+


FRANKLIN MONEY MARKET FUND
December 31,
 2000                                                       70,099        18.548           5.2   1,300,193          1.30
 1999                                                       72,637        17.638           4.0   1,281,162          1.28
 1998                                                      112,248        16.964           4.4   1,904,136          1.20
 1997                                                       43,767        16.244           4.5     710,942          1.20
 1996                                                       46,930        15.550           4.4     729,749          1.18


FRANKLIN NATURAL RESOURCES SECURITIES FUND
December 31,
 2000                                                       23,097        16.631          35.5     384,061          1.42
 1999                                                       26,790        12.277          31.3     328,864          1.41
 1998                                                       13,373         9.353         -25.9     125,063          1.39
 1997                                                        8,354        12.629         -19.6     105,493          1.44
 1996                                                        8,152        15.704           3.2     128,017          1.40

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
December 31,
 2000                                                       19,737       $33.265          31.0%   $656,574          1.35%
 1999                                                       24,019        25.401          -6.8     610,109          1.33
 1998                                                       22,103        27.267         -17.4     602,683          1.29
 1997                                                       19,569        33.025          19.8     646,288          1.29
 1996                                                       12,678        27.568          31.8     349,516          1.32

FRANKLIN RISING DIVIDENDS SECURITIES FUND
December 31,
 2000                                                        45,967       23.831          20.1   1,095,484          1.53
 1999                                                       53,021        19.835         -10.4   1,051,719          1.50
 1998                                                       45,571        22.132           6.1   1,008,603          1.47
 1997                                                       31,403        20.855          32.0     654,915          1.49
 1996                                                       19,304        15.795          23.2     304,911          1.51

FRANKLIN S&P 500 INDEX FUND
December 31,
 2000                                                       57,898         9.517          -9.1     551,041          1.07
 1999(1)                                                    12,867        10.476           4.8     134,791          1.30+

FRANKLIN SMALL CAP FUND
December 31,
 2000                                                       71,268        24.693         -15.2   1,759,841          1.52
 1999                                                       58,209        29.131          95.5   1,695,730          1.52
 1998                                                       54,335        14.903          -1.7     809,760          1.52
 1997                                                       23,599        15.164          16.5     357,841          1.52
 1996                                                        4,338        13.011          28.1      56,436          1.52

FRANKLIN TECHNOLOGY SECURITIES FUND
December 31,
 2000(6)                                                     1,266         7.542         -24.6       9,545          1.74+

FRANKLIN U.S. GOVERNMENT FUND
December 31,
 2000                                                       42,102        25.921          11.0   1,091,393          1.27
 1999                                                       43,003        23.356          -1.7   1,004,398          1.26
 1998                                                       38,233        23.755           6.6     908,236          1.25
 1997                                                       39,400        22.276           8.5     877,698          1.25
 1996                                                       45,204        20.532           2.8     928,142          1.26

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN VALUE SECURITIES FUND
December 31,
 2000                                                          519       $ 9.720          24.3%    $ 5,054          1.59%
 1999                                                          742         7.820           0.9       5,811          1.56
 1998(2)                                                       399         7.751         -22.5       3,098          1.87+

FRANKLIN ZERO COUPON FUND - 2005
December 31,
 2000                                                       11,174        34.646          11.7     387,085          1.41
 1999                                                       11,639        31.011          -6.6     360,912          1.40
 1998                                                       11,778        33.196          11.7     390,968          1.15
 1997                                                       11,932        29.722          10.5     354,637          1.15
 1996                                                       14,331        26.888          -1.3     385,323          1.15

FRANKLIN ZERO COUPON FUND - 2010
December 31,
 2000                                                       11,257        40.376          17.8     454,476          1.40
 1999                                                       11,422        34.265         -12.9     391,363          1.40
 1998                                                       11,597        39.336          13.6     456,187          1.15
 1997                                                       11,826        34.629          15.7     409,523          1.15
 1996                                                       11,896        29.931          -3.4     356,054          1.15

MUTUAL DISCOVERY SECURITIES FUND
December 31,
 2000                                                       35,736        15.329           9.6     547,795          1.77
 1999                                                       39,115        13.983          22.8     546,938          1.76
 1998                                                       36,029        11.383          -5.7     410,124          1.75
 1997                                                       29,439        12.072          18.5     355,384          1.81
 1996(4)                                                     4,953        10.190           1.9      50,468          2.12+

MUTUAL SHARES SECURITIES FUND
December 31,
 2000                                                       68,534        15.235          12.8   1,044,113          1.55
 1999                                                       80,687        13.509          12.6   1,090,067          1.54
 1998                                                       86,534        12.002          -0.7   1,038,636          1.52
 1997                                                       75,999        12.082          16.9     918,245          1.55
 1996(4)                                                     8,280        10.339           3.4      85,606          1.75+

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
December 31,
 2000                                                       16,625      $ 14.567          -1.9%  $ 242,194          1.57%
 1999                                                       16,922        14.852           6.7     251,342          1.57
 1998                                                       17,144        13.917          -0.8     238,598          1.59
 1997                                                       22,230        14.027          10.9     311,809          1.69
 1996                                                       30,332        12.651          18.9     383,721          1.61

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
December 31,
 2000                                                        66,228        8.548         -30.0     566,104          2.31
 1999                                                       71,448        12.217          53.5     872,827          2.14
 1998                                                       70,793         7.959         -22.2     563,460          2.16
 1997                                                       62,109        10.230          -9.4     635,389          2.17
 1996                                                       59,260        11.292          20.7     669,146          2.24

TEMPLETON GLOBAL INCOME SECURITIES FUND
December 31,
 2000                                                        8,649        17.478           3.5     151,181          1.47
 1999                                                       10,686        16.881          -6.5     180,418          1.40
 1998                                                       10,487        18.052           6.3     189,335          1.38
 1997                                                        8,916        16.985           1.7     151,430          1.37
 1996                                                        7,756        16.700           8.8     129,516          1.36

TEMPLETON GROWTH SECURITIES FUND
December 31,
 2000                                                      137,311        19.695           1.0   2,704,317          1.62
 1999                                                      141,052        19.504          20.1   2,751,077          1.63
 1998                                                      109,847        16.235           8.2   1,783,371          1.63
 1997                                                       85,767        15.010          12.7   1,287,362          1.63
 1996                                                       58,157        13.324          20.4     774,892          1.68

TEMPLETON INTERNATIONAL SECURITIES FUND
December 31,
 2000                                                       84,653        22.866          -5.6   1,935,711          1.62
 1999                                                       91,128        24.230          25.7   2,208,092          1.65
 1998                                                       94,761        19.278           4.8   1,826,865          1.63
 1997                                                       78,634        18.400          10.9   1,446,893          1.64
 1996                                                       60,849        16.598          22.0   1,010,009          1.64

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
December 31,
 2000                                                        2,771      $ 11.510          -1.8%   $ 31,907          1.86%
 1999                                                        3,301        11.717          23.0      38,684          1.86
 1998                                                        1,899         9.528         -12.9      18,103          1.85
 1997                                                        1,139        10.943          -2.2      12,470          1.81
 1996(3)                                                          -       11.194          11.9           -          1.53+

TEMPLETON PACIFIC GROWTH SECURITIES FUND
December 31,
 2000                                                       34,538         8.470         -26.3     292,514          1.85
 1999                                                       38,433        11.488          36.0     441,517          1.83
 1998                                                       32,474         8.447         -13.8     274,322          1.85
 1997                                                       29,580         9.798         -36.4     289,825          1.78
 1996                                                       27,810        15.412          10.3     428,593          1.74

USALLIANZ VIP DIVERSIFIED ASSETS FUND
December 31,
 2000                                                        2,621        10.457          2.7%      27,400          1.75
 1999(1)                                                         -             -            -            -          1.75+

USALLIANZ VIP FIXED INCOME FUND
December 31,
 2000                                                            -             -            -            -          1.50
 1999(1)                                                         -             -            -            -          1.50+

USALLIANZ VIP GROWTH FUND
December 31,
 2000                                                            -             -            -            -          1.65
 1999(1)                                                         -             -            -            -          1.65+


* For the year ended December 31, including the effect of the expenses of the underlying funds.

**   Total return does not reflect payment of sales charge.

+    Annualized.

1    Period from November 12, 1999 (fund commencement) to December 31, 1999.

2    Period from May 1, 1998 (fund commencement) to December 31, 1998.

3    Period from May 1, 1996 (fund commencement) to December 31, 1996.

4    Period from November 8, 1996 (fund commencement) to December 31, 1996.

6    Period from May 1, 2000 (fund commencement) to December 31, 2000.

                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 2000 and 1999

                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Independent Auditors' Report

The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, in 1999 the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2000 and 1999 (in thousands)

     Assets                                                                                                   2000           1999
                                                                                                          --------------------------

Investments:
    Fixed maturities, at fair value ..................................................................    $ 5,590,904      4,582,350
    Equity securities, at fair value .................................................................        600,922        675,541
    Mortgage loans on real estate ....................................................................        566,547        528,933
    Short-term securities ............................................................................        309,524        139,571
    Policy loans .....................................................................................         57,066         46,573
    Real estate ......................................................................................        333,836        154,063
    Options ..........................................................................................        101,796         68,217
    Investment in equity investments .................................................................          3,655          3,045
    Other long-term investments ......................................................................          3,380              0
                                                                                                          --------------------------
        Total investments ............................................................................      7,567,630      6,198,293
Cash .................................................................................................         41,627         76,213
Accrued investment income ............................................................................         88,298         73,774
Receivables (net of allowance for uncollectible accounts of
    $3,358 in 2000 and $3,395 in 1999) ...............................................................        309,047        310,866
Reinsurance recoverable:
    Funds held on deposit ............................................................................      1,144,153      1,151,941
    Recoverable on future policy benefit reserves ....................................................      3,259,954      3,330,612
    Recoverable on unpaid claims .....................................................................        358,567        405,086
    Receivable on paid claims ........................................................................         63,034         74,483
Goodwill (net of accumulated amortization of $20,591 in 2000 and $3,847 in 1999) .....................        312,122        304,561
Value of business acquired (net of accumulated amortization of $34,478 in 2000 and $6,136 in 1999) ...        189,454        210,363
Deferred acquisition costs ...........................................................................        941,511        801,763
Home office property and equipment (net of accumulated depreciation of
     $23,437 in 2000 and $40,181 in 1999) ............................................................         52,630         15,865
Federal income tax recoverable .......................................................................            652         10,484
Other assets .........................................................................................         65,815         39,946
                                                                                                          --------------------------
    Assets, exclusive of separate account assets .....................................................     14,394,494     13,004,250
Separate account assets ..............................................................................      6,822,883      8,488,404
                                                                                                          --------------------------
    Total assets .....................................................................................    $21,217,377     21,492,654
                                                                                                          ==========================

          See accompanying notes to consolidated financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets (continued)

December 31, 2000 and 1999 (in thousands)

        Liabilities and Stockholder's Equity                                                               2000              1999
                                                                                                       -----------------------------
Liabilities
    Future benefit reserves:
       Life ....................................................................................       $ 2,045,746         1,874,904
       Annuity .................................................................................         9,007,312         7,796,583
    Policy and contract claims .................................................................           912,539           927,915
    Unearned premiums ..........................................................................            48,907            49,013
    Reinsurance payable ........................................................................           146,826           212,239
    Deferred income on reinsurance .............................................................           166,503           186,888
    Deferred income taxes ......................................................................            15,361            51,356
    Accrued expenses ...........................................................................            90,159           108,232
    Commissions due and accrued ................................................................            57,173            55,904
    Other policyholder funds ...................................................................           136,911           102,220
    Amounts drawn in excess of bank balances ...................................................            49,247            18,103
    Other liabilities ..........................................................................           102,346            73,813
                                                                                                       -----------------------------
            Liabilities, exclusive of separate account liabilities .............................        12,779,030        11,457,170
    Separate account liabilities ...............................................................         6,822,883         8,488,404
                                                                                                       -----------------------------
            Total liabilities ..................................................................        19,601,913        19,945,574
                                                                                                       =============================
Stockholder's Equity:
    Common stock, $1 par value, 20 million shares authorized, issued and outstanding ...........            20,000            20,000
    Additional paid-in capital .................................................................           830,274           830,274
    Retained earnings ..........................................................................           738,354           632,320
    Accumulated other comprehensive income .....................................................            26,836            64,486
                                                                                                       -----------------------------
            Total stockholder's equity .........................................................         1,615,464         1,547,080
Commitments and contingencies (notes 7 and 12)
                                                                                                       -----------------------------
            Total liabilities and stockholder's equity .........................................       $21,217,377        21,492,654
                                                                                                       =============================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   3
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Operations

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                          2000              1999            1998
                                                                                      ---------------------------------------------
Revenue:
    Life insurance premiums .....................................................     $   453,789          440,011          416,199
    Other life policy considerations ............................................          61,482           38,801           52,668
    Annuity considerations ......................................................         186,393          239,070          222,632
    Accident and health premiums ................................................         654,874          843,906          773,570
                                                                                      ---------------------------------------------
        Total premiums and considerations .......................................       1,356,538        1,561,788        1,465,069
    Premiums and annuity considerations ceded ...................................         345,279          478,239          411,316
                                                                                      ---------------------------------------------
        Net premiums and considerations .........................................       1,011,259        1,083,549        1,053,753
    Investment income, net ......................................................         403,899          279,982          220,297
    Realized investment gains ...................................................         122,851          112,253           89,226
    Other .......................................................................          84,912           72,301           78,174
                                                                                      ---------------------------------------------
        Total revenue ...........................................................       1,622,921        1,548,085        1,441,450
                                                                                      ---------------------------------------------
Benefits and expenses:
    Life insurance benefits .....................................................         458,203          382,464          461,891
    Annuity benefits ............................................................         402,170          248,520          254,694
    Accident and health insurance benefits ......................................         521,616          765,257          623,640
                                                                                      ---------------------------------------------
        Total benefits ..........................................................       1,381,989        1,396,241        1,340,225
    Benefit recoveries ..........................................................         441,218          443,441          501,719
                                                                                      ---------------------------------------------
        Net benefits ............................................................         940,771          952,800          838,506
    Commissions and other agent compensation ....................................         397,020          304,816          322,697
    General and administrative expenses .........................................         243,684          162,798          116,007
    Taxes, licenses and fees ....................................................          24,553           26,292           15,848
    Amortization of goodwill ....................................................          16,744            3,847                0
    Amortization of value of business acquired, net of interest credited ........          20,909            4,161                0
    Change in deferred acquisition costs, net ...................................        (139,748)         129,142           (2,979)
                                                                                      ---------------------------------------------
        Total benefits and expenses .............................................       1,503,933        1,583,856        1,290,079
                                                                                      ---------------------------------------------
        Income (loss) from operations before income taxes .......................         118,988          (35,771)         151,371
                                                                                      ---------------------------------------------
Income tax expense (benefit):
    Current .....................................................................          28,871           63,371           48,410
    Deferred ....................................................................         (15,917)         (73,727)           2,822
                                                                                      ---------------------------------------------
        Total income tax expense (benefit) ......................................          12,954          (10,356)          51,232
                                                                                      ---------------------------------------------
        Income (loss) before cumulative effect of change in accounting ..........         106,034          (25,415)         100,139
Cumulative effect of change in accounting, net of tax benefit ...................               0          (16,122)               0
                                                                                      ---------------------------------------------
        Net income (loss) .......................................................     $   106,034          (41,537)         100,139
                                                                                      =============================================

          See accompanying notes to consolidated financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                   2000          1999        1998
                                                                                                -----------------------------------
Net income (loss) ...........................................................................   $ 106,034      (41,537)     100,139
                                                                                                -----------------------------------
Other comprehensive (loss) gain:
    Foreign currency translation adjustments, net of tax ....................................        (798)       1,461       (1,761)
                                                                                                -----------------------------------
    Unrealized gains (losses) on fixed maturity and equity securities:
        Unrealized holding gains (losses) arising during the period net of tax expense (benefit) of $23,155, $(55,781) and $57,703 in 2000, 1999,
            and 1998, respectively ..........................................................      43,001     (103,590)     107,161
        Reclassification adjustment for gains included in net income, net of tax
            expense of $42,998, $39,289, and $30,627 in 2000, 1999, and 1998, respectively ..      79,853       72,964       56,879
                                                                                                -----------------------------------
            Total unrealized holding (losses) gains .........................................     (36,852)    (176,554)      50,282
                                                                                                -----------------------------------
            Total other comprehensive (loss) income .........................................     (37,650)    (175,093)      48,521
                                                                                                -----------------------------------
            Total comprehensive income (loss) ...............................................   $  68,384     (216,630)     148,660
                                                                                                ===================================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   5
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                              2000            1999           1998
                                                                                          -----------------------------------------
Common stock:
        Balance at beginning and end of year ..........................................   $    20,000         20,000         20,000
                                                                                          -----------------------------------------
Preferred stock:
        Balance at beginning of year ..................................................             0              0         25,000
        Redemption of stock during the year ...........................................             0              0        (25,000)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................             0              0              0
                                                                                          -----------------------------------------
Additional paid-in capital:
        Balance at beginning of year ..................................................       830,274        407,088        407,088
        Capital contribution ..........................................................             0        423,186              0
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       830,274        830,274        407,088
                                                                                          -----------------------------------------
Retained earnings:
        Balance at beginning of year ..................................................       632,320        673,857        574,447
        Net income ....................................................................       106,034        (41,537)       100,139
        Cash dividend to stockholder ..................................................             0              0           (729)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       738,354        632,320        673,857
                                                                                          -----------------------------------------
Accumulated other comprehensive income:
    Accumulated unrealized holding gain:
        Balance at beginning of year ..................................................        69,234        245,788        195,505
        Net unrealized (loss) gain on investments during the year,
             net of deferred federal income taxes .....................................       (36,852)      (176,554)        50,283
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        32,382         69,234        245,788
Accumulated unrealized foreign currency (loss):
        Balance at beginning of year ..................................................        (4,748)        (6,209)        (4,448)
        Net unrealized (loss) gain on foreign currency translation during the year,
            net of deferred federal income taxes ......................................          (798)         1,461         (1,761)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        (5,546)        (4,748)        (6,209)
                                                                                          -----------------------------------------
        Total accumulated other comprehensive income ..................................        26,836         64,486        239,579
                                                                                          -----------------------------------------
            Total stockholder's equity ................................................   $ 1,615,464      1,547,080      1,340,524
                                                                                          =========================================

          See accompanying notes to consolidated financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

December 31, 2000, 1999 and 1998 (in thousands)

                                                                                               2000            1999          1998
                                                                                            ---------------------------------------
Cash flows provided by (used in) operating activities:
    Net income (loss) .................................................................     $ 106,034        (41,537)       100,139
                                                                                            ---------------------------------------
    Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
            Realized investment gains .................................................      (134,916)      (112,253)       (89,226)
            Unrealized (gain) loss on options .........................................        50,466        (10,472)        (3,231)
            Deferred federal income tax (benefit) expense .............................       (15,917)       (82,409)         2,822
            Charges to policy account balances ........................................       (44,976)       (66,945)      (104,681)
            Interest credited to policy account balances ..............................       206,695        251,303        262,956
            Change in:
                Accrued investment income .............................................       (14,524)        (1,921)         1,696
                Receivables ...........................................................         1,819         17,873        (61,295)
                Reinsurance recoverable ...............................................       136,414       (435,498)      (162,959)
                Deferred acquisition costs ............................................      (139,748)       128,296         (2,979)
                Future benefit reserves ...............................................       (56,090)      (136,722)        25,183
                Policy and contract claims and other policyholder funds ...............        19,315        206,366        156,119
                Unearned premiums .....................................................          (106)        (4,765)         3,610
                Reinsurance payable ...................................................       (65,413)        13,820         17,713
                Current tax recoverable ...............................................         9,832         (6,424)        16,701
                Accrued expenses and other liabilities ................................        10,460        (52,776)        12,891
                Commissions due and accrued ...........................................         1,269          5,627          1,483
            Depreciation and amortization .............................................        22,352         (5,917)       (12,711)
            Equity in earnings of equity investments ..................................        (2,659)          (690)        (2,207)
            Other, net ................................................................       (11,508)         3,821          1,314
                                                                                            ---------------------------------------
                Total adjustments .....................................................       (27,235)      (289,686)        63,199
                                                                                            ---------------------------------------
            Net cash provided by (used in) operating activities .......................        78,799       (331,223)       163,338
                                                                                            ---------------------------------------

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   7
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                      2000               1999               1998
                                                                                  -------------------------------------------------
Cash flows (used in) provided by operating activities .....................       $    78,799           (331,223)           163,338
Cash flows (used in) provided by investing activities:
    Purchase of fixed maturities ..........................................        (2,048,850)        (1,171,682)        (1,256,653)
    Purchase of equity securities .........................................        (1,262,887)          (404,985)        (1,518,096)
    Purchase of real estate ...............................................          (169,960)           (66,502)           (36,367)
    Purchase of options ...................................................           (84,045)           (22,145)            (8,272)
    Funding of mortgage loans .............................................           (85,559)          (114,840)          (168,870)
    Sale and redemption of fixed maturity securities ......................         1,101,652          1,123,115          1,460,969
    Matured fixed maturity securities .....................................            93,125             21,280             28,152
    Sale of equity securities .............................................         1,263,995            385,559          1,560,695
    Sale of real estate ...................................................               487                  0              7,103
    Repayment of mortgage loans ...........................................            47,945             41,355             29,105
    Net change in short-term securities ...................................          (169,953)            38,121            (49,242)
    Purchase of home office property and equipment ........................           (36,765)            (4,972)            (1,220)
    Purchase of interest in equity investments ............................           (24,357)                 0                  0
    Purchase of Life USA, net of cash acquired ............................                 0           (370,881)           (79,091)
    Other .................................................................           (24,914)            (5,438)            (5,489)
                                                                                  -------------------------------------------------
    Net cash used in investing activities .................................        (1,400,086)          (552,015)           (37,276)
                                                                                  -------------------------------------------------
Cash flows provided by (used in) financing activities:
    Policyholders' deposits to account balances ...........................       $ 1,875,392          1,033,877            864,446
    Policyholders' withdrawals from account balances ......................          (599,450)          (663,733)          (562,667)
    Change in amounts drawn in excess of bank balances ....................            31,144              2,782             15,321
    Change in assets held under reinsurance agreements ....................           (20,385)            80,823              7,876
    Funds (repaid) on dollar reverse repurchase agreements, net ...........                 0                  0           (369,664)
    Capital contribution ..................................................                 0            423,186                  0
    Redemption of preferred stock .........................................                 0                  0            (25,000)
    Cash dividends paid ...................................................                 0                  0               (729)
                                                                                  -------------------------------------------------
    Net cash provided by (used in) financing activities ...................         1,286,701            876,935            (70,417)
                                                                                  -------------------------------------------------
            Net change in cash ............................................           (34,586)            (6,303)            55,645
Cash at beginning of year .................................................            76,213             82,516             26,871
                                                                                  -------------------------------------------------
Cash at end of year .......................................................       $    41,627             76,213             82,516
                                                                                  =================================================

          See accompanying notes to consolidated financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                  2000         1999           1998
                                                                                               -------------------------------------
Supplemental disclosures of noncash transactions:
  Fair value of assets acquired in acquisition of LifeUSA:
        Fixed maturity securities ........................................................     $       0     2,283,214            0
        Equity securities ................................................................             0        21,358            0
        Certificates of deposit and short-term securities ................................             0        11,285            0
        Policy loans .....................................................................             0        37,618            0
        Options ..........................................................................             0        20,491            0
        Cash .............................................................................             0        62,767            0
        Accrued investment income ........................................................             0        35,204            0
        Receivables (net of allowance for uncollectible accounts of $0, $145, $0) ........             0         4,768            0
        Recoverable on future policy benefit reserves - annuity ..........................             0     3,023,377
        Deferred tax asset ...............................................................             0        29,825            0
        Other assets .....................................................................             0        21,291            0

    Liabilities assumed in acquisition of LifeUSA:
        Future policy benefit reserves - annuity .........................................             0     5,395,155            0
        Reinsurance payable ..............................................................             0        69,022            0
        Accrued expenses .................................................................             0        14,611            0
        Commissions due and accrued ......................................................             0         9,277            0
        Other policyholder funds .........................................................             0        29,729            0
        Other liabilities ................................................................             0        42,552            0

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   9
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 2000 net revenues and considerations, 44%, 39% and 17% of the Company's business is accident and health, life and annuity, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies and third party marketing organizations.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, LifeUSA Insurance Company (LifeUSA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of LifeUSA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 2000 and 1999 is summarized below.

                                            2000             1999
                                    =============================
Balance, beginning of year          $    210,363                0
Additions                                      0          214,524
Interest                                   7,433            1,975
Amortization                            (28,342)           (6,136)
                                    -----------------------------
Balance, end of year                     189,454          210,363
                                    =============================

The net amortization of the VOBA in each of the next five years is expected to be: 2001 - $20,770; 2002 - $19,247; 2003 - $18,281; 2004 - $17,895; and 2005 -
$13,253.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill related to the purchase of LifeUSA is amortized on a straight-line basis over 20 years; all other goodwill is amortized over 15 years. The value of VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. Fair value of the asset is determined based on discounted estimated future cash flows of business purchased or future business, as applicable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $162,746, $312,036, and $202,644, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

            Variable Life Prospectus   11
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains or losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $127,528 and $164,045, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based primarily on independent pricing services, broker quotes and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Investment in Equity Method Subsidiaries

The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The excess of amounts invested over the proportionate equity in the investee's net assets has been accounted for as goodwill and is being amortized over a 15-year life. The Company's investment in various companies is classified as investment in equity method subsidiaries and is included in investment in equity investments on the Consolidated Balance Sheet. The Company's proportionate share of gains or losses is reflected in the investment balance and is also reflected in other income on the Consolidated Statement of Operations.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 2000, management believes a proper economic hedge exists.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in investment income on the Consolidated Statement of Operations to offset increases or decreases in the future policy benefits liability for the index benefit that are shown in annuity benefits on the Consolidated Statement of Operations.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $669,450 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") on a "to be announced" ("TBA") basis. The interest rates on these securities range from 6.5% to 7.5%. The Company received income from commitments of this type totaling $23,436, $296 and $240 in 2000, 1999 and 1998, respectively.

Home Office Property and Equipment

Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters are being capitalized until the facility becomes operational. These costs will be amortized over a thirty-nine year period. Capitalized costs incurred in 2000 were $37,355. Interest is capitalized in connection with the construction and recorded as part of the asset to which it relates and will be amortized over the asset's estimated useful life. In 2000, $796 of interest cost was capitalized.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

            Variable Life Prospectus   13
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market. Based on the Company's derivative position at December 31, 2000, the Company estimates the impact upon adoption will be immaterial to the consolidated financial statements.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, a replacement of SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(2) BUSINESS COMBINATION

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of LifeUSA Holding, Inc. that it did not already own for approximately $423,000 in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements only include the results of LifeUSA's operations from the date of acquisition. The value of business acquired was approximately $215,000 and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308,000 has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7,000 were recorded related to the acquisition of LifeUSA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and LifeUSA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occured on January 1, 1998.

                                                    1999                 1998
                                               ---------------------------------
Total revenue .......................          $ 1,766,792             1,654,531
Net (loss) income ...................              (44,624)              103,236

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

            Variable Life Prospectus   15
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                                                           Amount
                                                                                                                          shown on
                                                                                 Amortized           Estimated          consolidated
                                                                                   cost                fair               balance
                                                                                  or cost              value               sheet
                                                                                --------------------------------------------------
Fixed maturity securities:
    U.S. government ....................................................        $  798,968             826,092             826,092
    States and political subdivisions ..................................            86,944              88,067              88,067
    Foreign government .................................................           143,091             146,945             146,945
    Public utilities ...................................................           173,045             172,521             172,521
    Corporate securities ...............................................         3,536,710           3,495,915           3,495,915
    Mortgage backed securities .........................................           294,327             305,616             305,616
    Collateralized mortgage obligations ................................           541,085             555,748             555,748
                                                                                ==================================================
        Total fixed maturities .........................................        $5,574,170           5,590,904           5,590,904
                                                                                --------------------------------------------------
Equity securities:
    Common stocks:
        Banks, trusts and insurance companies ..........................            20,586              31,692              31,692
        Industrial and miscellaneous ...................................           547,167             569,164             569,164
    Preferred stocks ...................................................                84                  66                  66
                                                                                --------------------------------------------------
        Total equity securities ........................................        $  567,837             600,922             600,922
                                                                                --------------------------------------------------
Other investments:
    Mortgage loans on real estate ......................................           566,547              XXXXXX             566,547
    Certificates of deposit and short-term securities ..................           309,524              XXXXXX             309,524
    Policy loans .......................................................            57,066              XXXXXX              57,066
    Real estate ........................................................           333,836              XXXXXX             333,836
    Options ............................................................           135,331              XXXXXX             101,796
    Investment in equity investments ...................................             3,655              XXXXXX               3,655
    Other long-term investments ........................................             3,380              XXXXXX               3,380
                                                                                --------------------------------------------------
        Total other investments ........................................        $1,409,339              XXXXXX           1,375,804
                                                                                --------------------------------------------------
        Total investments ..............................................        $7,551,346              XXXXXX           7,567,630
                                                                                ==================================================

                                       16
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                 Amortized             Gross             Gross            Estimated
                                                                   cost              unrealized        unrealized            fair
                                                                  or cost              gains             losses             value
                                                                -------------------------------------------------------------------
2000:
 Fixed maturity securities:
    U.S. Government ....................................        $  798,968             27,286                162            826,092
    States and political subdivisions ..................            86,944              2,234              1,111             88,067
    Foreign government .................................           143,091              3,952                 98            146,945
    Public utilities ...................................           173,045              3,487              4,011            172,521
    Corporate securities ...............................         3,536,710             80,945            121,740          3,495,915
    Mortgage backed securities .........................           294,327             11,466                177            305,616
    Collateralized mortgage obligations ................           541,085             14,912                249            555,748
                                                                ===================================================================
        Total fixed maturities .........................         5,574,170            144,282            127,548          5,590,904
    Equity securities ..................................           567,837            136,513            103,428            600,922
                                                                ===================================================================
        Total ..........................................        $6,142,007            280,795            230,976          6,191,826
                                                                ===================================================================
1999:
 Fixed maturity securities:
    U.S. Government ....................................        $  294,587              3,340              5,931            291,996
    States and political subdivisions ..................            57,378                  0              4,926             52,452
    Foreign government .................................           172,877                334              3,525            169,686
    Public utilities ...................................           227,934                 20              7,352            220,602
    Corporate securities ...............................         2,981,913              3,902            112,488          2,873,327
    Mortgage backed securities .........................           345,794              5,026              3,585            347,235
    Collateralized mortgage obligations ................           634,680              2,126              9,754            627,052
                                                                ===================================================================
        Total fixed maturities .........................         4,715,163             14,748            147,561          4,582,350
    Equity securities ..................................           436,214            289,441             50,114            675,541
                                                                ===================================================================
        Total ..........................................        $5,151,377            304,189            197,675          5,257,891
                                                                ===================================================================

The changes in net unrealized gains and (losses) on fixed maturity securities were $149,547, $(277,300), and $22,170 in each of the years ended December 31, 2000, 1999 and 1998, respectively.

The changes in net unrealized gains and (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $(206,242), $5,676, and $55,188 for the years ended December 31, 2000, 1999 and 1998, respectively.

            Variable Life Prospectus   17
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                      Amortized           Estimated
                                                                                                        cost              fair value
                                                                                                     -------------------------------
    Due in one year or less ..............................................................           $  112,700              112,139
    Due after one year through five years ................................................            1,617,042            1,632,509
    Due after five years through ten years ...............................................            1,312,355            1,295,647
    Due after ten years ..................................................................            1,696,661            1,689,245
    Mortgage backed securities and collateralized mortgage obligations ...................              835,412              861,364
                                                                                                     -------------------------------
        Totals ...........................................................................           $5,574,170            5,590,904
                                                                                                     ===============================

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $1,859,939, $1,309,130, and $1,561,991, respectively. Gross gains of $198,277, $151,920, and $105,723 and gross losses of $63,772, $39,717, and $18,217 were realized on sales of securities in 2000, 1999 and 1998, respectively. In 2000, a loss of $12,100 was recognized on securities with other than temporary impairment.

As of December 31, 2000 and 1999, the Company held options with an amortized cost of $135,176 and $51,131, and fair market value of $101,796 and $68,217, respectively. The notional amounts of the option contracts were $838,517 and $317,601 at December 31, 2000 and 1999, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                              2000                    1999                    1998
                                                                          ---------------------------------------------------------
Fixed maturity securities ..................................              $ (10,365)                 (4,474)                 30,299
Equity securities ..........................................                132,770                 116,677                  57,207
Mortgage loans .............................................                      0                  (1,680)                 (1,320)
Real estate ................................................                      0                   2,331                   3,133
Other ......................................................                    446                    (601)                    (93)
                                                                          ---------------------------------------------------------
    Net gains before taxes .................................                122,851                 112,253                  89,226
Tax expense on net realized gains ..........................                 42,998                  39,257                  31,229
                                                                          ---------------------------------------------------------
    Net gains after taxes ..................................              $  79,853                  72,996                  57,997
                                                                          =========================================================

The valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998 and the changes in the allowance for the years then ended are summarized as follows:

                                                                               2000                    1999                    1998
                                                                             -------------------------------------------------------
Beginning of Year ..........................................                 $11,279                   9,599                   8,279
    Charged to operations ..................................                       0                   1,680                   1,320
    Recoveries .............................................                       0                       0                       0
                                                                             -------------------------------------------------------
End of Year ................................................                 $11,279                  11,279                   9,599
                                                                             =======================================================

                                       18
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                                 2000                   1999                  1998
                                                                              ------------------------------------------------------
Interest:
    Fixed maturity securities ...................................             $ 351,203                210,332               152,708
    Mortgage loans ..............................................                43,125                 40,011                34,449
    Policy loans ................................................                 1,658                    737                   497
    Short-term securities .......................................                17,796                  1,823                15,022
Dividends:
    Preferred stock .............................................                    19                    212                   668
    Common stock ................................................                 5,852                  5,259                 5,190
Change in market value on options ...............................               (50,466)                10,472                 3,231
Interest on assets held by reinsurers ...........................                 6,483                  8,097                 8,272
Rental income on real estate ....................................                24,615                 13,356                 7,505
Other invested assets ...........................................                23,516                  1,055                 1,132
                                                                              ======================================================
        Total investment income .................................               423,801                291,354               228,674
Investment expenses .............................................                19,902                 11,372                 8,377
                                                                              ------------------------------------------------------
        Net investment income ...................................             $ 403,899                279,982               220,297
                                                                              ======================================================

            Variable Life Prospectus   19
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                                2000                               1999
                                                                    ----------------------------------------------------------------
                                                                      Carrying           Fair             Carrying           Fair
                                                                       Amount            Value             Amount            Value
                                                                     ---------         ---------         ---------         ---------
Financial assets
    Fixed maturity securities:
        U.S. Government ....................................        $  826,092           826,092           291,996           291,996
        States and political subdivisions ..................            88,067            88,067            52,452            52,452
        Foreign governments ................................           146,945           146,945           169,686           169,686
        Public utilities ...................................           172,521           172,521           220,602           220,602
        Corporate securities ...............................         3,495,915         3,495,915         2,873,327         2,873,327
        Mortgage backed securities .........................           305,616           305,616           347,235           347,235
        Collateralized mortgage obligations ................           555,748           555,748           627,052           627,052
    Equity securities ......................................           600,922           600,922           675,541           675,541
    Mortgage loans .........................................           566,547           577,826           528,933           530,033
    Short term securities ..................................           309,524           309,524           139,571           139,571
    Policy loans ...........................................            57,066            57,066            46,573            46,573
    Options ................................................           101,796           101,796            68,217            68,217
    Separate accounts assets ...............................         6,822,883         6,822,883         8,488,404         8,488,404

Financial liabilities
    Investment contracts ...................................         8,748,042         8,134,508         7,609,726         7,208,876
    Separate account liabilities ...........................         6,822,883         6,719,606         8,488,404         8,361,112
                                                                    ================================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(5) LONG TERM DEBT

On April 26, 2000, the Company entered into a Loan Agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan is for the purchase of land and the construction of the Company's new headquarters. The interest is treated as an additional advance at the end of each month and is calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit is 0.15625% on the portion available. If there is a draw on the letter of credit, interest is calculated at prime plus 2%. As of December 31, 2000 the amount drawn down on the loan and letter of credit was $36,340 and $0, respectively. The loan will mature on April 29, 2002, however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA or US Treasury securities equal to 110% of the principal outstanding plus the maximum amount which may be drawn under the letter of credit. As of December 31, 2000, $42,736 was pledged in accordance with the agreement.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2000 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $13,650, $19,542, and $9,918 in

2000, 1999 and 1998, respectively, is summarized as follows:

                                                                                         2000              1999              1998
                                                                                      ---------------------------------------------
Balance at January 1, net of reinsurance
    recoverables of $175,142, $128,764, and $141,033 .........................        $ 368,346           366,425           312,886
Adjustment primarily related to commutation of block of business .............                0           (53,585)                0
Incurred related to:
    Current year .............................................................          310,638           431,279           417,042
    Prior years ..............................................................           (5,106)            3,264           (12,217)
                                                                                      ---------------------------------------------
Total incurred ...............................................................          305,532           434,543           404,825
                                                                                      ---------------------------------------------
Paid related to:
    Current year .............................................................          120,284           193,341           204,100
    Prior years ..............................................................          193,545           185,696           147,186
                                                                                      ---------------------------------------------
 Total paid ..................................................................          313,829           379,037           351,286
                                                                                      ---------------------------------------------
Balance at December 31, net of reinsurance
    recoverables of $110,803, $175,142, and $128,764 .........................        $ 360,049           368,346           366,425
                                                                                      =============================================

The Company's incurred claims related to prior years decreased in 2000 and 1998 due to positive claims experience. Current year paid claims in 2000 are significantly lower than prior year due to the termination of the reinsurance assumed business in 1999. Additional losses were incurred in 1999 on prior year incurred claims primarily on its reinsurance assumed (non-HMO) business.

            Variable Life Prospectus   21
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                                          Percentage
                                                                                Assumed       Ceded                        of amount
                                                                   Direct      from other    to other        Net            assumed
   Year ended                                                      amount      companies     companies      amount          to net
                                                                --------------------------------------------------------------------
December 31, 2000:
Life insurance in force .....................................   $36,767,941   168,888,297    24,531,393   181,124,845        93.2%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       184,310       330,961       126,045       389,226        85.0%
    Annuities ...............................................       185,388         1,005        13,343       173,050         0.6%
    Accident and health .....................................       480,539       174,335       205,891       448,983        38.8%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   850,237       506,301       345,279     1,011,259        50.1%
                                                                ====================================================================
December 31, 1999:
Life insurance in force .....................................   $36,994,161   129,809,733    24,174,006   142,629,888        91.0%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       205,208       273,604        67,069       411,743        66.5%
    Annuities ...............................................       199,341        39,729        95,232       143,838        27.6%
    Accident and health .....................................       541,847       302,059       315,938       527,968        57.2%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   946,396       615,392       478,239     1,083,549        56.8%
                                                                ====================================================================
December 31, 1998:
Life insurance in force .....................................   $34,118,554    98,832,792    19,483,581   113,467,765        87.1%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       244,416       224,451        93,812       375,055        59.8%
    Annuities ...............................................       220,812         1,820        50,385       172,247         1.1%
    Accident and health .....................................       479,237       294,333       267,119       506,451        58.1%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   944,465       520,604       411,316     1,053,753        49.4%
                                                                ====================================================================

Included in reinsurance recoverables at December 31, 2000 are $2,134,172, $964,406 and $497,022 recoverable from three insurers who, as of December 31, 2000, were rated A+ or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance inforce of $4,779,834, $3,387,592, and $2,067,664 in 2000, 1999 and 1998, respectively, and life insurance premiums earned of $8,764, $6,008, and $4,165 in 2000, 1999 and 1998, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $161, $3,131, and $2,817 in 2000, 1999 and 1998, respectively.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE (CONTINUED)

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. In March of 2000, there was an additional settlement related to this coinsurance agreement in which the Company recognized a ceding commission of $1,334 and transferred reserves of $621. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999. During 2000, $6,038 was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2000 and 1999 was $84,784 and $90,143, respectively.

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 2000 and 1999, $1,110 and $1,200, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator. Deferred revenue as of December 31, 2000 and 1999 was $3,288 and $4,398, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2000, 1999 and 1998, $13,844, $14,996 and $15,965, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2000 and 1999 was $77,203 and $91,047, respectively.

(8) INCOME TAXES

Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                          2000              1999              1998
                                                                                        --------------------------------------------
Income tax expense attributable to operations:
    Current tax expense .......................................................         $ 28,871            63,371            48,410
    Deferred tax (benefit) expense ............................................          (15,917)          (73,727)            2,822
                                                                                        --------------------------------------------
Total income tax  expense (benefit) attributable to operations ................         $ 12,954           (10,356)           51,232
Tax benefit due to cumulative effect of change in accounting ..................                0            (8,682)                0
                                                                                        --------------------------------------------
Total income tax expense (benefit) attributable to net income .................           12,954           (19,038)           51,232
Income tax effect on equity:
    Income tax allocated to stockholder's equity:
        Attributable to unrealized gains and losses for the year ..............          (20,273)          (94,283)           26,127
                                                                                        --------------------------------------------
Total income tax effect on equity .............................................         $ (7,319)         (113,321)           77,359
                                                                                        ============================================

            Variable Life Prospectus   23
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

Components of Income Tax Expense (Benefit)

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:

                                                                                         2000               1999              1998
                                                                                       --------------------------------------------
Income tax expense (benefit) computed at the statutory rate ..................         $ 41,646           (12,520)           52,980
Dividends received deductions and tax-exempt interest ........................          (10,409)           (2,605)           (3,294)
Adequacy release .............................................................          (28,010)                0                 0
Foreign tax ..................................................................              935            (1,014)             (133)
Interest on tax deficiency ...................................................                0               800               900
Goodwill amortization ........................................................            5,678             1,365                 0
Other ........................................................................            3,114             3,618               779
                                                                                       --------------------------------------------
    Income tax expense (benefit) as reported .................................         $ 12,954           (10,356)           51,232
                                                                                       ============================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                     2000                     1999
                                                                                                   ---------------------------------
Deferred tax assets:
    Provision for post retirement benefits .......................................                 $  2,333                    2,286
    Allowance for uncollectible accounts .........................................                      929                      929
    Policy reserves ..............................................................                  284,790                  282,573
    Expense accruals .............................................................                   36,334                   19,948
    Other ........................................................................                    3,675                        0
                                                                                                   ---------------------------------
        Total deferred tax assets ................................................                  328,061                  305,736
                                                                                                   ---------------------------------
Deferred tax liabilities:
    Deferred acquisition costs ...................................................                  263,370                  219,869
    Net unrealized gain on investments ...........................................                    5,511                   25,701
    Value of business acquired ...................................................                   66,309                   73,627
    Other ........................................................................                    8,232                   37,895
                                                                                                   ---------------------------------
        Total deferred tax liabilities ...........................................                  343,422                  357,092
                                                                                                   ---------------------------------
Net deferred tax liability .......................................................                 $ 15,361                   51,356
                                                                                                   =================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries, with the exception of LifeUSA, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. LifeUSA is required to file as a stand-alone company for five filing periods subsequent to the Company's purchase of LifeUSA, pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries and USAllianz Securities, Inc., generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $16,051 , $57,121, and $30,808 in 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999 the Company had a tax payable (recoverable) to (from) AZOA of $8,904 and $(3,251), respectively.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

At December 31, 2000 and 1999, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $9,556 and $7,233, respectively. These amounts are for foreign taxes and LifeUSA taxes recoverable.

(9) RELATED PARTY TRANSACTIONS

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company reimbursed AZOA $4,729, $3,582, and $2,495 in 2000, 1999 and 1998,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $2,063 and $581 at December 31, 2000 and 1999, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $31, $902 and $1,291 in 2000, 1999 and 1998, respectively. The Company's liability for data center and other system support charges was $1,237 and $157 at December 31, 2000 and 1999, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $1,992, $2,025, and $756 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the Company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's compensation in the first year of service and 6% following the employee's first year anniversary. Employees continue to be fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has expensed $2,144, $980, and $868 in 2000, 1999 and 1998, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 2000 and 1999 was $6,573 and $6,532, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

            Variable Life Prospectus   25
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all states effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The State of Minnesota has adopted Codification without exception. The Company has determined the impact of adopting the NAIC codification on their statutory financial statements will be an increase to statutory surplus of approximately $23.4.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                                Stockholder's equity                    Net income (loss)
                                                            -----------------------------------------------------------------------
                                                               2000             1999           2000           1999           1998
                                                               -----            -----          -----          -----          -----
Statutory basis .........................................   $   808,684        873,617         83,732         97,768         35,188
Adjustments:
    Change in reserve basis .............................      (369,066)      (378,706)       (91,992)       (80,952)         2,036
    Deferred acquisition costs ..........................       941,511        801,763        139,748       (129,412)         2,979
    Value of business acquired ..........................       189,454        210,363        (20,909)        (4,161)             0
    Goodwill ............................................       212,891        240,759        (15,390)        (6,373)             0
    Net deferred taxes ..................................       (15,361)       (51,356)        15,917         73,727         (2,822)
    Statutory asset valuation reserve ...................       112,830        254,613              0              0              0
    Statutory interest maintenance reserve ..............        44,537         53,847         (4,578)        (4,912)        14,361
    Modified coinsurance reinsurance ....................       (25,543)       (32,998)        28,558         35,552         29,595
    Unrealized (losses) gains on investments ............        76,760        (74,573)             0              0              0
    Nonadmitted assets ..................................        22,719          7,450              0              0              0
    Deferred income on reinsurance ......................      (166,503)      (186,888)             0              0              0
    Investment in subsidiaries ..........................      (190,543)      (119,719)             0              0              0
    Valuation allowance on mortgage loans ...............       (11,279)       (11,279)             0         (1,680)        (1,320)
    Loss from non-insurance subsidiaries ................             0              0         (7,510)       (11,714)          (618
    Other ...............................................       (15,627)       (39,813)       (21,542)        (9,380)        20,740
                                                            -----------------------------------------------------------------------
          As reported in the accompanying
              consolidated financial statements .........   $ 1,615,464      1,547,080        106,034        (41,537)       100,139
                                                            =======================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2000 and 1999 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $80,868 could be paid in 2001 without prior approval of the Commissioner of Commerce.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant, is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company's provision for benefits and expenses was $60,000, $5,500 and $25,000 in 2000, 1999 and 1998, respectively, related to this case. In the opinion of management, the reserves established sufficiently cover the company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company would be $44,600.

            Variable Life Prospectus   27
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(13) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                                                  2000          1999          1998
                                                                                                -----------------------------------
Beginning amount of cumulative translation adjustments ...................................      $(4,748)       (6,209)       (4,448)
                                                                                                -----------------------------------
Aggregate adjustment for the period resulting from translation adjustments ...............       (1,228)        2,248        (2,710)
Amount of income tax benefit (expense) for period related to aggregate adjustment ........          430          (787)          949
                                                                                                -----------------------------------
    Net aggregate translation included in equity .........................................         (798)        1,461        (1,761)
                                                                                                -----------------------------------
Ending amount of cumulative translation adjustments ......................................      $(5,546)       (4,748)       (6,209)
                                                                                                -----------------------------------
Canadian foreign exchange rate at end of year ............................................       0.6672        0.6924        0.6535
                                                                                                ===================================

                                       28
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                                  As of December 31
                                                     -----------------------------------------------------------------------------
                                                                                                                           Other
                                                       Deferred                                                            policy
                                                        policy                Future                                     claims and
                                                      acquisition             benefit                Unearned              benefits
                                                        costs                reserves                premiums              payable
                                                     -----------------------------------------------------------------------------
2000:
Life .......................................         $   246,785             2,045,746                 2,823               165,925
Annuities ..................................             690,254             9,007,312                     0                    25
Accident and health ........................               4,472                     0                46,084               746,589
                                                     -----------------------------------------------------------------------------
                                                     $   941,511            11,053,058                48,907               912,539
                                                     =============================================================================
1999:
Life .......................................         $   231,927             1,874,904                 3,049               116,569
Annuities ..................................             561,966             7,796,583                     0                 1,771
Accident and health ........................               7,870                     0                45,964               809,575
                                                     -----------------------------------------------------------------------------
                                                     $   801,763             9,671,487                49,013               927,915
                                                     =============================================================================
1998:
Life .......................................         $   217,262             1,445,844                 3,859                97,647
Annuities ..................................             694,388             3,588,491                     0                 1,727
Accident and health ........................              18,409                     0                49,919               671,472
                                                     -----------------------------------------------------------------------------
                                                     $   930,059             5,034,335                53,778               770,846
                                                     =============================================================================

            Variable Life Prospectus   29
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                          For the year ended December 31
                                                ------------------------------------------------------------------------------------
                                                  Premium                                               Net change
                                                  revenue                                                   in
                                                  and other            Net                                policy             Other
                                                  contract          investment                          acquisition        operating
                                               considerations         income           Benefits           costs (a)        expenses
                                               -------------------------------------------------------------------------------------
2000:
Life ...................................        $  389,226            43,563           329,805            (14,858)          156,021
Annuities ..............................           173,050           337,533           254,183           (128,288)          347,694
Accident and health ....................           448,983            22,803           356,783              3,398           161,542
                                               -------------------------------------------------------------------------------------
                                                $1,011,259           403,899           940,771           (139,748)          665,257
                                               =====================================================================================
1999:
Life ...................................        $  411,743            36,171           319,210            (14,665)          153,281
Annuities ..............................           143,838           216,554           168,451            133,268           166,715
Accident and health ....................           527,968            27,257           465,139             10,539           173,910
                                               -------------------------------------------------------------------------------------
                                                $1,083,549           279,982           952,800            129,142           493,906
                                               =====================================================================================
1998:
Life ...................................        $  375,055            34,731           306,318            (27,291)          141,705
Annuities ..............................           172,247           161,689           138,587             23,333           151,719
Accident and health ....................           506,451            23,877           393,601                979           161,128
                                               -------------------------------------------------------------------------------------
                                                $1,053,753           220,297           838,506             (2,979)          454,552
                                               =====================================================================================

(a)   See note 1 for total gross amortization.

APPENDIX A
--------------------------------------------------------------------------------


ILLUSTRATION OF POLICY VALUES

The following tables illustrate how Policy Account values, Net Cash Values and death benefits of a policy change based on the investment experience of the variable options. The illustrations are hypothetical and may not be used to project or predict investment results. The Policy Account values, Net Cash Values and death benefits in the tables take into account all charges and deductions against the policy. These tables assume that the cost of insurance rates for the policy are based on the current and guaranteed rates appropriate to the class shown. These tables also assume that a level annual premium of $1,200 was paid. These tables assume that the insured is in the most favorable male risk status, i.e., non-smoker. For insureds who are classified as smoker or less favorable risk status, the cost of insurance will be greater and the policy values will be less given the same assumed hypothetical gross annual investment rates of return. The cost of insurance will be less and the policy values will be greater for female insureds of comparable risk status. Some states require that the policies contain tables based upon unisex rates.

Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.


The values shown reflect the fact that the net investment return of the variable options is lower than the gross investment return on the assets held in the portfolios because of the charges assessed on amounts in the variable options. The daily investment advisory fee for the portfolios are assumed to be equal to an annual rate of 0.652% of the net assets of the portfolios (which is the average of the investment advisory fees assessed in 2000). The values also assume that each portfolio will incur operating expenses annually which are assumed to be 0.271% of the average net assets of the portfolio. This is the average in 2000. The variable options will be assessed for mortality and expense risks at a guaranteed annual rate not to exceed 0.90% (the current annual rate is 0.60%) of the average daily net assets of the variable option and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the variable option. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.66%, 4.24% and 10.14%.


We deduct an insurance risk premium for a policy month from the Policy Account values. The insurance risk premium rate is based on the sex (where permitted by state law), attained age and rate class of the insured.

Upon request, we will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed insured and for the Face Amount or premium requested.



                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: A

                                                                   CURRENT VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH     POLICY     CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT    ACCOUNT    VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200     1,260      755      33   100,000       811       90   100,000      868       146     100,000
  2     36      1,200     2,583    1,669     887   100,000     1,834    1,052   100,000    2,007     1,225     100,000
  3     37      1,200     3,972    2,562   1,720   100,000     2,895    2,053   100,000    3,256     2,414     100,000
  4     38      1,200     5,431    3,435   2,584   100,000     3,996    3,144   100,000    4,626     3,775     100,000
  5     39      1,200     6,962    4,289   3,468   100,000     5,139    4,318   100,000    6,132     5,311     100,000

  6     40      1,200     8,570    5,119   4,348   100,000     6,321    5,550   100,000    7,781     7,011     100,000
  7     41      1,200    10,259    5,935   5,214   100,000     7,554    6,833   100,000    9,601     8,880     100,000
  8     42      1,200    12,032    6,730   6,059   100,000     8,832    8,162   100,000   11,599    10,928     100,000
  9     43      1,200    13,893    7,506   6,918   100,000    10,161    9,573   100,000   13,797    13,209     100,000
 10     44      1,200    15,848    8,266   7,760   100,000    11,544   11,038   100,000   16,277    15,771     100,000

 15     49      1,200    27,189   11,715  11,715   100,000    19,442   19,442   100,000   32,965    32,965     100,000
 20     54      1,200    41,663   14,325  14,325   100,000    28,831   28,831   100,000   59,883    59,883     100,000
 25     59      1,200    60,136   15,992  15,922   100,000    39,693   39,693   100,000  103,503   103,503     138,694
 30     64      1,200    83,713   15,811  15,811   100,000    52,214   52,214   100,000  173,214   173,214     211,322
 35     69      1,200   113,804   12,368  12,368   100,000    66,808   66,808   100,000  283,957   283,957     329,390


CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT,
WHICH ARE SUBJECT TO CHANGE.  THE CURRENT  MONTHLY  EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH
THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.



                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: A

                                                                  GUARANTEED VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH     POLICY     CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT    ACCOUNT    VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200    1,260      745       23   100,000      801       79    100,000      857       135     100,000
  2     36      1,200    2,583    1,596      814   100,000    1,758      976    100,000    1,927     1,145     100,000
  3     37      1,200    3,972    2,420    1,578   100,000    2,742    1,900    100,000    3,091     2,249     100,000
  4     38      1,200    5,431    3,218    2,366   100,000    3,755    2,903    100,000    4,360     3,508     100,000
  5     39      1,200    6,962    3,991    3,170   100,000    4,799    3,978    100,000    5,745     4,924     100,000

  6     40      1,200    8,570    4,727    3,957   100,000    5,862    5,092    100,000    7,245     6,474     100,000
  7     41      1,200   10,259    5,440    4,719   100,000    6,959    6,238    100,000    8,885     8,164     100,000
  8     42      1,200   12,032    6,527    5,815   100,000    8,121    7,408    100,000   10,153     9,440     100,000
  9     43      1,200   13,893    6,763    6,175   100,000    9,224    8,636    100,000   12,608    12,020     100,000
 10     44      1,200   15,848    7,375    6,869   100,000   10,395    9,890    100,000   14,723    14,218     100,000

 15     49      1,200   27,189    9,931    9,931   100,000   16,672   16,672    100,000   28,626    28,626     100,000
 20     54      1,200   41,663   11,362   11,362   100,000   23,484   23,484    100,000   50,446    50,446     100,000
 25     59      1,200   60,136   11,050   11,050   100,000   30,449   30,449    100,000   85,434    85,434     114,481
 30     64      1,200   83,713    7,884    7,884   100,000   36,932   36,932    100,000  140,578   140,578     171,506
 35     69      1,200  113,804        0        0         0   41,651   41,651    100,000  226,006   226,006     262,168


GUARANTEED VALUES ARE BASED ON PROJECTED  INTEREST RATES AND GUARANTEED  EXPENSES AND COST OF INSURANCE  CHARGES.  THE
GUARANTEED MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.


                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: B

                                                                  CURRENT VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH     POLICY     CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT    ACCOUNT    VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200    1,260      753       32   100,753      810       88    100,810      866       144     100,866
  2     36      1,200    2,583    1,664      883   101,664    1,829    1,047    101,829    2,001     1,219     102,001
  3     37      1,200    3,972    2,553    1,711   102,553    2,885    2,043    102,885    3,243     2,402     103,243
  4     38      1,200    5,431    3,420    2,568   103,420    3,977    3,126    103,977    4,604     3,753     104,604
  5     39      1,200    6,962    4,265    3,445   104,265    5,109    4,289    105,109    6,096     5,275     106,096

  6     40      1,200    8,570    5,085    4,314   105,085    6,277    5,506    106,277    7,725     6,955     107,725
  7     41      1,200   10,259    5,889    5,169   105,889    7,493    6,772    107,493    9,519     8,799     109,519
  8     42      1,200   12,032    6,994    6,282   106,994    8,677    7,965    108,677   10,816    10,104     110,816
  9     43      1,200   13,893    7,430    6,842   107,430   10,051    9,463    110,051   13,640    13,052     113,640
 10     44      1,200   15,848    8,172    7,666   108,172   11,403   10,897    111,403   16,061    15,555     116,061

 15     49      1,200   27,189   11,489   11,489   111,489   19,028   19,028    119,028   32,194    32,194     132,194
 20     54      1,200   41,663   13,834   13,834   113,834   27,750   27,750    127,750   57,424    57,424     157,424
 25     59      1,200   60,136   14,922   14,922   114,922   37,057   37,057    137,057   96,681    96,681     196,681
 30     64      1,200   83,713   13,852   13,852   113,852   46,101   46,101    146,101  157,556   157,556     257,556
 35     69      1,200  113,804    9,068    9,068   109,068   53,101   53,101    153,101  251,487   251,487     351,487


CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT,
WHICH ARE SUBJECT TO CHANGE.  THE CURRENT  MONTHLY  EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH
THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.


                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: B

                                                                  GUARANTEED VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH    POLICY      CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT   ACCOUNT     VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200    1,260      743       22   100,743      799       78    100,799      855       134     100,855
  2     36      1,200    2,583    1,591      809   101,591    1,753      971    101,753    1,921     1,139     101,921
  3     37      1,200    3,972    2,410    1,569   102,410    2,731    1,889    102,731    3,079     2,237     103,079
  4     38      1,200    5,431    3,202    2,350   103,202    3,736    2,884    103,736    4,337     3,486     104,337
  5     39      1,200    6,962    3,966    3,145   103,966    4,768    3,947    104,768    5,707     4,886     105,707

  6     40      1,200    8,570    4,691    3,921   104,691    5,816    5,045    105,816    7,185     6,415     107,185
  7     41      1,200   10,259    5,390    4,670   105,390    6,892    6,172    106,892    8,796     8,076     108,796
  8     42      1,200   12,032    6,475    5,763   106,475    8,050    7,338    108,050   10,058     9,346     110,058
  9     43      1,200   13,893    6,677    6,089   106,677    9,100    8,512    109,100   12,430    11,842     112,430
 10     44      1,200   15,848    7,267    6,761   107,267   10,233    9,727    110,233   14,480    13,974     114,480

 15     49      1,200   27,189    9,651    9,651   109,651   16,160   16,160    116,160   27,685    27,685     127,685
 20     54      1,200   41,663   10,767   10,767   110,767   22,152   22,152    122,152   47,408    47,408     147,408
 25     59      1,200   60,136    9,932    9,932   109,932   27,300   27,300    127,300   76,474    76,474     176,474
 30     64      1,200   83,713    6,057    6,057   106,057   29,969   29,969    129,969  118,799   118,799     218,799
 35     69      1,200  113,804       0         0         0   27,085   27,085    127,085  179,367   179,367     279,367


GUARANTEED VALUES ARE BASED ON PROJECTED  INTEREST RATES AND GUARANTEED  EXPENSES AND COST OF INSURANCE  CHARGES.  THE
GUARANTEED MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.

APPENDIX B
--------------------------------------------------------------------------------

PERFORMANCE

Allianz Life periodically advertises performance of the variable options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number, reflected in the chart below, reflects the deduction of the annual mortality and expense risk, administrative, and portfolio charges, but not the insurance risk, additional benefit rider, or surrender charges. If they were included performance would be lower. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying portfolios may also be advertised; see the fund prospectuses for more information.

Upon request, Allianz Life will accompany the returns of the variable options with an illustration as described in Appendix A. The illustration will show you how Policy Account Values, Net Cash Values and death benefits of your policy will change with the investment experience of the portfolios. The Policy Values, Cash Surrender Values and death benefits in the illustration will take into account all charges and deductions against the policy. The illustration is hypothetical and may not be used to project or predict investment results. It will be based on the attained age, sex (where permitted by state law) and rate class of the proposed insured for the Face Amount or premium requested.

Since the rates of return in the chart below do not reflect all charges, they are not illustrative of how actual investment performance will affect benefits under the policy. For a discussion of policy charges, please see section 4 - "Expenses."

Any performance advertised will be based on historical data. It does not guarantee future results of the portfolios.


Total Return for the period ending December 31, 2000

==========================================================================================================================
                                             SEPARATE ACCOUNT
                                                 INCEPTION        ONE         THREE        FIVE        TEN        SINCE
VARIABLE OPTION                                    DATE           YEAR        YEARS        YEARS      YEARS     INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth                               11/11/99        -21.08%           NA          NA         NA      -11.01%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST - CLASS 1 SHARES
  Franklin Aggressive Growth Securities* 1        5/1/00             NA           NA          NA         NA      -24.48%
  Franklin Global Communications Securities1     1/24/89        -33.35%        0.59%       6.35%      8.59%        9.44%
  Franklin Global Health Care Securities1/2       5/1/98         71.29%           NA          NA         NA       21.03%
  Franklin Growth and Income Securities1         1/24/89         17.11%        8.11%      12.67%     12.72%       13.43%
  Franklin High Income                           1/24/89        -13.65%       -4.98%       1.43%      7.80%        5.99%
  Franklin Income Securities1                    1/24/89         18.88%        5.33%       8.45%     12.03%       10.21%
  Franklin Large Cap Growth Securities1           5/1/96          4.96%       17.87%          NA         NA       18.08%
  Franklin Money Market                          1/24/89          5.62%         * * Seven Day Effective Yield * *
  Franklin Natural Resources Securities1/2       1/24/89         35.47%        9.61%       1.80%      4.37%        4.05%
  Franklin Real Estate1/2                        1/24/89         30.96%        0.24%       9.73%     12.68%        9.83%
  Franklin Rising Dividends Securities1          1/27/92         20.15%        4.55%      13.21%         NA       10.20%
  Franklin S&P 500 Index1                       11/11/99         -9.15%           NA          NA         NA       -4.25%
  Franklin Small Cap1                           11/01/95        -15.24%       17.65%      19.44%         NA       19.11%
  Franklin Technology Securities* 1               5/1/00             NA           NA          NA         NA      -24.58%
  Franklin U.S. Government                       3/14/89         10.99%        5.18%       5.36%      6.92%        7.71%
  Franklin Value Securities1                      5/1/98         24.30%           NA          NA         NA       -1.06%
  Franklin Zero Coupon - 2005                    3/14/89         11.72%        5.24%       4.94%      9.06%       10.18%
  Franklin Zero Coupon - 2010                    3/14/89         17.83%        5.25%       5.43%     10.24%       11.50%
  Mutual Discovery Securities1                  11/08/96          9.62%        8.29%          NA         NA       10.85%
  Mutual Shares Securities1                     11/08/96         12.77%        8.04%          NA         NA       10.68%
  Templeton Asset Strategy1/3                     5/1/95         -1.92%        1.27%       6.49%         NA        6.85%
  Templeton Developing Markets Securities1/3     3/15/94        -30.03%       -5.81%      -1.79%         NA       -2.41%
  Templeton Global Income Securities             1/24/89          3.54%        0.96%       2.63%      4.55%        5.14%
  Templeton Growth Securities1                   3/15/94          0.98%        9.48%      12.21%         NA       11.13%
  Templeton International Securities1/3          1/27/92         -5.63%        7.51%      10.95%         NA        9.69%
  Templeton International Smaller Companies1      5/1/96         -1.77%        1.70%          NA         NA        3.06%
THE PRUDENTIAL SERIES FUND, INC.
  SP Jennison International Growth*             12/15/00             NA           NA          NA         NA       -0.39%
  SP Strategic Partners Focused Growth*         12/15/00             NA           NA          NA         NA       -5.12%
USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST
  USAllianz VIP Diversified Assets              11/11/99          2.74%           NA          NA         NA        4.00%
  USAllianz VIP Fixed Income                    11/11/99         10.88%           NA          NA         NA        7.17%
  USAllianz VIP Growth                          11/11/99        -10.95%           NA          NA         NA       -3.81%

*    For funds which have existed less than one year, standard cumulative total returns since inception are shown.

1    Ongoing stock market volatility can dramatically  change the funds' short-term  performance;  current results may differ.  2 These returns  reflect  periods of rapidly  rising stock  markets and such gains may not  continue.  3
     Performance  prior to the 5/1/00 merger reflects the historical  performance of the Templeton  Asset  Allocation,
     Developing Markets, and International Funds, respectively.

     There is no performance shown for the USAllianz Aggressive Growth, USAllianz American Growth, USAllianz Capital
     Growth, USAllianz Comstock, USAllianz Growth and Income, USAllianz Strategic Growth, and Van Kampen LIT Emerging
     Growth Sub-Accounts because they were first offered under this policy as of the date of this prospectus.

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                 REPRESENTATION

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therin.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of __ pages

Undertakings to File Reports

The signatures

Written  consents  of  the  following  persons:  Counsel,  Actuary,  Independent
Auditors

The following exhibits:


A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.  Resolution of the Board of Directors of the Company (4)
     2.  Not Applicable
     3.  a. Principal Underwriter Agreement (5)
     3.  b. Selling Agreement (7)
     4.  Not Applicable
     5.  Individual Variable Life Insurance Policy (3)
         i. Individual Variable Life Insurance Policy Endorsements (4)
     6.  a. Copy of Articles of  Incorporation of the Company (4)
     6.  b. Copy of the Bylaws of the  Company (4)
     7.  Not Applicable
     8.  Not Applicable
     9.  a. Administrative  Agreement  (filed  confidentially) (2)
     9.  b. (i)   Form  of  Fund  Participation  Agreement between AIM Variable
                  Insurance Funds, Inc.,Allianz Life Insurance Company of North
                  America and NALAC Financial Plans LLC(6)
            (ii)  Form of Fund Participation  Agreement between  Alger American
                  Fund,  Allianz  Life Insurance Company of  North  America and
                  Fred Alger and Company(6)
            (iii) Form  of   Fund  Participation  Agreement  between  USAllianz
                  Variable  Insurance  Products  Trust,  Allianz Life Insurance
                  Company of  North  America and  BISYS  Fund  Services Limited
                  Partnership(6)
            (iv)  Form of Fund Participation Agreement between Franklin
                  Templeton Variable Insurance Products Trust, Templeton
                  Variable Products Series Fund, Franklin Templeton
                  Distributors, Inc., and Allianz Life Insurance Company of
                  North America
            (v)   Form of Fund Participation Agreement between The Prudential
                  Series Fund, Inc., The Prudential Insurance Company of
                  America, Prudential Investment Management Services LLC and
                  Allianz Life Insurance Company of North America
            (vi)  Form of Fund Participation Agreement between Van Kampen Life
                  Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
                  Management Inc. and Allianz Life Insurance Company of North
                  America
    10.  Application for Individual Variable Life Insurance Policy (3)
    12.  Memorandum of Exchange Rights(1)
    13.  Powers of Attorney(6)
    27.  Not Applicable

B.  Opinion and Consent of Counsel

C.  Consent of Actuary

D.  Independent Auditors' Consent


(1) Incorporated by reference to Registrant's Form N-8 B-2.
(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 24, 1996.
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 30, 1997.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 29, 1998.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 16 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on November 12, 1999.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 17 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 28, 2000.




                                 REPRESENTATIONS


     1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

     2. Registrant represents that the level of the risk charge is within the range of industry practice for comparable flexible contracts.

     3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

         Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request a copy of the memorandum.

     4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangements of the Variable Account will benefit the Variable Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

     5. Registrant represents that the Variable Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b_1 to finance distribution expenses.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 19th day of April, 2001.


                                          ALLIANZ LIFE
                                          VARIABLE ACCOUNT A
                                          (Registrant)



                                     By:  ALLIANZ LIFE INSURANCE COMPANY
                                          OF NORTH AMERICA
                                          (Depositor)




                                     By:  /S/ SUZANNE J. PEPIN
                                          ---------------------------
                                          Suzanne J. Pepin



Attest:/S/ STEVEN A. FRIEDMAN
       ------------------------







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*        Chairman of the Board                   04/19/2001
Lowell C. Anderson                                                     Date

Robert W. MacDonald*       Director and                            04/19/2001
Robert W. MacDonald        Chief Executive Officer                     Date

Margery G. Hughes*         President and                           04/19/2001
Margery G. Hughes          Chief Administrative Officer                Date

Mark A. Zesbaugh*          Senior Vice President and               04/19/2001
Mark A. Zesbaugh           Chief Financial Officer                     Date

Herbert F. Hansmeyer*      Director                                04/19/2001
Herbert F. Hansmeyer                                                   Date

Michael P. Sullivan*       Director                                04/19/2001
Michael P. Sullivan                                                    Date

Dr. Gerhard G. Rupprecht*  Director                                04/19/2001
Dr. Gerhard G. Rupprecht                                               Date

Rev. Dennis J. Dease*      Director                                04/19/2001
Rev. Dennis J. Dease                                                   Date

James R. Campbell*         Director                                04/19/2001
James R. Campbell                                                      Date

Robert M. Kimmitt*         Director                                04/19/2001
Robert M. Kimmitt                                                      Date

                              *By Power of Attorney


                               By:/S/ SUZANNE J. PEPIN
                                  --------------------------------
                                      Suzanne J. Pepin
                                        Attorney-in-Fact

                                    EXHIBITS

                                       TO


                     POST-EFFECTIVE AMENDMENT NO. 18


                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS



Exhibit                                                                   Page
-------                                                                   ----

EX-99.A9.b.(iv) Form of Fund Participation Agreement-Franklin Templeton

EX-99.A9.b.(v)  Form of Fund Participation Agreement-Prudential

EX-99.A9.b.(vi) Form of Fund Participation Agreement-Van Kampen

EX-99.B         Opinion and Consent of Counsel

EX-99.C         Consent of Actuary

EX-99.D         Independent Auditors' Consent